United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST

(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive,

Baltimore, Maryland 21209

(Address of principle executive offices) (Zip code)

G. William Andrews

Campbell & Company Investment Adviser LLC

2850 Quarry Lake Drive

Baltimore, Maryland 21209

(name and address for agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2015

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments (Unaudited)

THE CAMPBELL MULTI-STRATEGY TRUST

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

INVESTMENT SECURITIES

Common Stocks	Shares	Fair Value ($)	% of Net Asset Value
Argentina
Energy
Transportador Gas Sur-Sp Adr	2,574	$13,719	0.01%

Bermuda
Financial
Renaissancere Holdings Ltd	3,586	357,632	0.22%

Brazil
Communications
Tim Participacoes Sa-Adr	3,263	54,101	0.03%
Industrial
Embraer Sa-Adr	5,440	167,280	0.10%
Brazil Total		221,381	0.13%

Canada
Basic Materials
Agrium Inc	133	13,868	0.01%
Cameco Corp	4,484	62,462	0.04%
Franco-Nevada Corp	29	1,408	0.00%
Goldcorp Inc	15,486	280,606	0.17%
Harry Winston Diamond Corp	915	15,637	0.01%
Basic Materials Total		373,981	0.23%
Communications
Shaw Communications Inc-B	1,615	36,224	0.02%
Telus Corp	1,029	34,204	0.02%
Tucows Inc*	2,459	46,721	0.03%
Communications Total		117,149	0.07%
Energy
Advantage Oil & Gas Ltd*	1,115	5,976	0.00%
Cenovus Energy Inc	9,523	160,748	0.10%
Pembina Pipeline Corp	658	20,832	0.01%
Energy Total	11,296	187,556	0.11%
Canada Total		678,686	0.41%

Finland
Communications
Nokia Corp-Spon Adr	292	2,213	0.00%

Hong Kong
Consumer, Cyclical
Michael Kors Holdings Ltd*	100	6,575	0.00%

India
Technology
WNS Holdings Ltd-Adr*	858	20,867	0.01%

Ireland
Consumer, Non-Cyclical
Trinity Biotech Plc-Spon Adr	329	6,333	0.00%
Financial
Fly Leasing Ltd-Adr	186	2,708	0.00%
Ireland Total		9,041	0.00%

Israel
Industrial
Elbit Systems Ltd	414	29,895	0.02%
Ituran Location And Control	86	1,884	0.00%
Industrial Total		31,779	0.02%
Technology
Tower Semiconductor Ltd*	1,001	16,997	0.01%
Israel Total		48,776	0.03%

Japan
Basic Materials
Arisawa Mfg Co Ltd	4,700	40,362	0.03%
Asahi Kasei Corp	48,000	459,830	0.29%
Daicel Corp	10,600	126,645	0.08%
Dainichiseika Color & Chem	4,000	20,610	0.01%
Dowa Holdings Co Ltd	1,000	8,571	0.01%
Earth Chemical Co Ltd	900	31,103	0.02%
Godo Steel Ltd	28,000	42,021	0.03%
Hitachi Chemical Co Ltd	2,500	53,610	0.03%
Jcu Corp	200	8,588	0.01%
Jfe Holdings Inc	9,400	208,001	0.13%
Jsr Corp	2,100	36,471	0.02%
Kobe Steel Ltd	12,000	22,211	0.01%
Kureha Corp	3,000	12,906	0.01%

Kyoei Steel Ltd	2,700	45,675	0.03%
Mitsubishi Chemical Holdings	19,700	114,744	0.07%
Nippon Denko Co Ltd*	37,100	89,085	0.06%
Nippon Kayaku Co Ltd	7,000	87,952	0.05%
Nippon Kinzoku Co Ltd*	5,000	6,003	0.00%
Nippon Paint Holdings Co Ltd	1,100	40,354	0.03%
Nippon Paper Industries Co L	1,400	21,081	0.01%
Nitto Denko Corp	3,500	234,326	0.15%
Sakai Chemical Industry Co	1,000	3,260	0.00%
Sakata Inx Corp	3,500	32,916	0.02%
Sekisui Jushi Corp	200	2,671	0.00%
Shin-Etsu Chemical Co Ltd	2,200	143,989	0.09%
Teijin Ltd	43,000	146,273	0.09%
Toagosei Co Ltd	23,000	105,278	0.07%
Tokyo Ohka Kogyo Co Ltd	6,000	194,347	0.12%
Tokyo Steel Mfg Co Ltd	11,300	76,031	0.05%
Tokyo Tekko Co Ltd	14,000	56,145	0.03%
Toyo Ink Sc Holdings Co Ltd	3,000	14,082	0.01%
Ube Industries Ltd	15,000	23,512	0.01%
Yamato Kogyo Co Ltd	2,000	48,424	0.03%
Yushiro Chemical Industry Co	200	2,526	0.00%
Basic Materials Total		2,559,603	1.60%
Communications
Conexio Corp	100	903	0.00%
Cybozu Inc	600	1,661	0.00%
Dentsu Inc	4,400	188,928	0.12%
Digital Garage Inc	10,300	158,184	0.10%
F@N Communications Inc	16,700	142,160	0.09%
Gurunavi Inc	100	1,956	0.00%
Hakuhodo Dy Holdings Inc	10,800	115,168	0.07%
Hikari Tsushin Inc	1,900	123,403	0.08%
Kakaku.Com Inc	2,400	39,980	0.02%
M3 Inc	2,600	55,299	0.03%
Moshi Moshi Hotline Inc	2,600	28,419	0.02%
Nisshinbo Holdings Inc	17,000	163,423	0.10%
Ntt Docomo Inc	26,400	459,040	0.28%
Ntt Docomo Inc-Spon Adr	1,701	29,648	0.02%
Oki Electric Industry Co Ltd	5,000	10,380	0.01%
Rakuten Inc*	19,200	339,130	0.21%
Sky Perfect Jsat Holdings	2,900	18,037	0.01%
Tyo Inc	500	830	0.00%
Yahoo Japan Corp	31,300	129,438	0.08%
Zappallas Inc	100	533	0.00%
Communications Total		2,006,520	1.24%
Consumer, Cyclical
Abc-Mart Inc	800	46,890	0.03%
Adastria Holdings Co Ltd	700	19,376	0.01%
Ai Holdings Corp	1,800	32,926	0.02%
Aisan Industry Co Ltd	2,000	17,259	0.01%
Alpen Co Ltd	1,900	29,782	0.02%
Alpine Electronics Inc	1,400	23,380	0.01%
Autobacs Seven Co Ltd	1,900	30,051	0.02%
Bookoff Corp	100	745	0.00%
Chiyoda Co Ltd	800	18,056	0.01%
Chori Co Ltd	1,400	21,606	0.01%
Cocokara Fine Inc	700	19,697	0.01%
Corona Corp	100	966	0.00%
Cosmos Pharmaceutical Corp	1,100	172,144	0.11%
Daiichikosho Co Ltd	500	15,549	0.01%
Daisyo Corp	300	3,519	0.00%
Daiwa House Industry Co Ltd	3,700	73,142	0.05%
Daiwabo Holdings Co Ltd	16,000	25,746	0.02%
Doshisha Co Ltd	10,100	157,134	0.10%
Dunlop Sports Co Ltd	2,500	25,283	0.02%
Familymart Co Ltd	4,800	201,701	0.13%
Fast Retailing Co Ltd	200	77,530	0.05%
Fcc Co Ltd	600	9,390	0.01%
France Bed Holdings Co Ltd	4,000	5,970	0.00%
Fuji Co Ltd	500	8,608	0.01%
Fujibo Holdings Inc	5,000	12,465	0.01%
Gecoss Corp	100	1,076	0.00%
Genki Sushi Co Ltd	1,000	20,318	0.01%
Gunze Ltd	4,000	10,705	0.01%
H2O Retailing Corp	9,100	171,773	0.11%
Heiwa Corp	3,100	60,971	0.04%
Heiwado Co Ltd	4,600	105,546	0.07%
Hitachi High-Technologies Co	7,200	220,010	0.14%
Honda Motor Co Ltd-Spons Adr	1,884	61,720	0.04%
Ichibanya Co Ltd	400	17,809	0.01%
Isuzu Motors Ltd	7,600	101,226	0.06%
Izumi Co Ltd	2,800	102,718	0.06%
Jtekt Corp	15,100	236,181	0.15%
JVC Kenwood Corp*	22,400	68,914	0.04%
Kanematsu Corp	5,000	7,295	0.00%
Kasai Kogyo Co Ltd	700	5,696	0.00%
Keihin Corp	9,600	147,354	0.09%
Kohnan Shoji Co Ltd	6,300	70,648	0.04%

Koito Manufacturing Co Ltd	7,100	213,995	0.13%
Komatsu Wall Industry Co Ltd	500	10,476	0.01%
Komeri Co Ltd	1,600	37,766	0.02%
Kondotec Inc	300	1,966	0.00%
Kyb Co Ltd	60,000	220,110	0.14%
Kyoto Kimono Yuzen Co Ltd	500	4,165	0.00%
Look Inc	4,000	8,171	0.01%
Mars Engineering Corp	500	8,859	0.01%
Marubeni Corp	80,100	464,812	0.29%
Marui Group Co Ltd	23,100	262,894	0.16%
Matsuda Sangyo Co Ltd	500	6,403	0.00%
Matsuya Co Ltd	700	10,651	0.01%
Matsuya Foods Co Ltd	400	8,034	0.00%
Meiwa Corp	2,900	10,735	0.01%
Mitsui & Co Ltd	600	8,064	0.01%
Mos Food Services Inc	600	12,751	0.01%
Ngk Spark Plug Co Ltd	5,300	142,730	0.09%
Nhk Spring Co Ltd	1,600	16,715	0.01%
Nifco Inc	1,600	55,294	0.03%
Nippon Piston Ring Co Ltd	28,000	57,429	0.04%
Nissan Motor Co Ltd	12,100	123,482	0.08%
Nissen Holdings Co Ltd	300	640	0.00%
Nitori Holdings Co Ltd	100	6,787	0.00%
Nitto Boseki Co Ltd	19,000	73,979	0.05%
Nok Corp	9,400	283,709	0.18%
Ohsho Food Service Corp	800	28,581	0.02%
Panasonic Corp	14,700	193,279	0.12%
Pgm Holdings K K	1,500	16,396	0.01%
Piolax Inc	900	36,693	0.02%
Ringer Hut Co Ltd	2,000	35,568	0.02%
Ryohin Keikaku Co Ltd	1,400	203,802	0.13%
Saint Marc Holdings Co Ltd	200	6,812	0.00%
Saizeriya Co Ltd	800	15,488	0.01%
Sankyo Co Ltd	1,700	60,593	0.04%
Satori Electric Co Ltd	1,400	9,490	0.01%
Seiren Co Ltd	2,700	24,200	0.02%
Sekisui Chemical Co Ltd	8,000	103,985	0.06%
Sekisui House Ltd	300	4,366	0.00%
Shimachu Co Ltd	5,100	134,792	0.08%
Shimamura Co Ltd	600	55,628	0.03%
Shochiku Co Ltd	16,000	150,475	0.09%
Shoko Co Ltd	6,000	7,454	0.00%
Sugi Holdings Co Ltd	1,100	54,477	0.03%
Suminoe Textile Co Ltd	9,000	23,037	0.01%
Sumitomo Warehouse Co Ltd	2,000	11,089	0.01%
Sundrug Co Ltd	400	20,810	0.01%
Teikoku Sen-I Co Ltd	8,000	116,191	0.07%
Toa Corp	100	966	0.00%
Tokyo Dome Corp	64,000	272,136	0.17%
Toray Industries Inc	6,000	50,375	0.03%
Toridoll.Corp	2,200	30,595	0.02%
Toyo Tire & Rubber Co Ltd	7,400	133,699	0.08%
United Arrows Ltd	1,600	47,624	0.03%
Uss Co Ltd	2,700	46,778	0.03%
Valor Co Ltd	3,300	71,508	0.04%
Welcia Holdings Co Ltd	3,700	138,357	0.09%
Xebio Co Ltd	500	8,692	0.01%
Yamaha Motor Co Ltd	100	2,420	0.00%
Yokohama Rubber Co Ltd	4,000	41,354	0.03%
Yoshinoya Holdings Co Ltd	100	1,091	0.00%
Consumer, Cyclical Total		6,668,293	4.15%
Consumer, Non-Cyclical
Aeon Delight Co Ltd	200	4,791	0.00%
Ain Pharmaciez Inc	600	23,787	0.01%
Alfresa Holdings Corp	1,800	25,438	0.02%
Asahi Group Holdings Ltd	1,200	38,154	0.02%
Aska Pharmaceutical Co Ltd	200	2,001	0.00%
Astellas Pharma Inc	6,000	98,424	0.06%
Axial Retailing Inc	200	5,961	0.00%
Belc Co Ltd	700	20,339	0.01%
Benesse Holdings Inc	100	3,152	0.00%
Chugai Pharmaceutical Co Ltd	2,100	66,271	0.04%
Coca-Cola East Japan Co Ltd	700	14,299	0.01%
Cti Engineering Co Ltd	3,100	32,230	0.02%
Dai Nippon Printing Co Ltd	16,000	155,811	0.10%
Dydo Drinco Inc	1,600	64,366	0.04%
Ensuiko Sugar Refining Co	400	897	0.00%
Eps Holdings Inc	2,600	30,760	0.02%
Fancl Corp	16,700	213,449	0.13%
Fujiya Co Ltd	11,000	17,976	0.01%
Hogy Medical Co Ltd	1,100	54,110	0.03%
Hokuto Corp	200	3,730	0.00%
House Foods Group Inc	12,100	254,227	0.16%
Itoham Foods Inc	3,000	16,583	0.01%
J-Oil Mills Inc	5,000	17,425	0.01%
Kaken Pharmaceutical Co Ltd	1,000	29,015	0.02%
Kewpie Corp	1,800	43,882	0.03%

Kirin Holdings Co Ltd	9,800	128,853	0.08%
Kobayashi Pharmaceutical Co	600	43,022	0.03%
Kose Corp	700	38,694	0.02%
Kyodo Printing Co Ltd	2,000	6,153	0.00%
Kyokuyo Co Ltd	2,000	4,736	0.00%
Marudai Food Co Ltd	13,000	44,222	0.03%
Medipal Holdings Corp	900	11,743	0.01%
Megmilk Snow Brand Co Ltd	5,600	67,467	0.04%
Meiko Network Japan Co Ltd	100	1,075	0.00%
Mitsubishi Shokuhin Co Ltd	600	12,586	0.01%
Mitsubishi Tanabe Pharma	19,900	342,119	0.21%
Morinaga Milk Industry Co	5,000	19,010	0.01%
Nichii Gakkan Co	5,800	51,162	0.03%
Nippon Beet Sugar Mfg Co Ltd	1,000	1,651	0.00%
Nisshin Seifun Group Inc	37,900	446,812	0.28%
Nomura Co Ltd	17,500	165,458	0.10%
Outsourcing Inc	6,400	98,182	0.06%
Prestige International Inc	7,700	56,431	0.04%
Rhythm Watch Co Ltd	3,000	4,102	0.00%
Sakata Seed Corp	9,400	153,218	0.10%
San-A Co Ltd	700	26,613	0.02%
Sawai Pharmaceutical Co Ltd	7,800	462,381	0.29%
Shimadzu Corp	2,000	22,361	0.01%
Shionogi & Co Ltd	2,500	83,479	0.05%
Ship Healthcare Holdings Inc	2,000	45,706	0.03%
Sumitomo Dainippon Pharma Co L	200	2,375	0.00%
Sysmex Corp	1,300	72,294	0.04%
Takeda Pharmaceutical Co Ltd	6,600	330,110	0.20%
Temp Holdings Co Ltd	1,400	48,558	0.03%
Terumo Corp	10,600	280,157	0.17%
Toyo Suisan Kaisha Ltd	6,200	218,659	0.14%
Tsumura & Co	8,300	205,597	0.13%
Unicharm Corp	16,500	433,617	0.27%
Vital Ksk Holdings Inc	3,300	25,175	0.02%
World Holdings Co Ltd	4,100	32,304	0.02%
Yamatane Corp	13,000	18,968	0.01%
Yaoko Co Ltd	200	7,504	0.00%
Consumer, Non-Cyclical Total		5,249,632	3.23%
Diversified
Seiko Holdings Corp	43,000	217,259	0.13%
Energy
Cosmo Oil Company Ltd	130,000	175,588	0.11%
Fuji Oil Co Ltd	6,500	21,027	0.01%
Tonengeneral Sekiyu Kk	32,000	276,672	0.17%
Energy Total		473,287	0.29%
Financial
Aiful Corp	52,600	186,823	0.12%
Aozora Bank Ltd	53,000	188,244	0.12%
Bank Of Nagoya Ltd/The	16,000	53,227	0.03%
Bank Of Yokohama Ltd/The	6,000	35,218	0.02%
Credit Saison Co Ltd	7,100	127,746	0.08%
Dai-Ichi Life Insurance	13,600	197,922	0.12%
Eighteenth Bank Ltd/The	1,000	3,043	0.00%
Fuyo General Lease Co Ltd	1,800	72,486	0.04%
Gca Savvian Corporation	8,200	98,723	0.06%
Goldcrest Co Ltd	100	1,743	0.00%
Heiwa Real Estate Co Ltd	3,700	52,073	0.03%
Hitachi Capital Corp	5,100	107,961	0.07%
Hyakujushi Bank Ltd/The	8,000	26,480	0.02%
Ichiyoshi Securities Co Ltd	3,900	42,336	0.03%
Japan Exchange Group Inc	10,600	307,996	0.19%
Joyo Bank Ltd/The	7,000	36,068	0.02%
Kenedix Inc	101,000	412,623	0.26%
Minato Bank Ltd/The	16,000	37,085	0.02%
Mitsubishi Estate Co Ltd	13,000	302,076	0.19%
Mitsubishi Ufj Financial Gro	26,700	165,556	0.10%
Mitsubishi Ufj Lease & Finan	17,600	87,310	0.05%
Mizuho Financial Group Inc	153,000	269,287	0.17%
Musashino Bank Ltd/The	600	20,185	0.01%
Nishi-Nippon City Bank Ltd	15,000	43,647	0.03%
Nomura Holdings Inc	21,000	123,647	0.08%
Ntt Urban Development Corp	4,800	48,104	0.03%
Ogaki Kyoritsu Bank Ltd/The	7,000	22,178	0.01%
Orix Corp	12,200	171,750	0.11%
Ricoh Leasing Co Ltd	900	26,751	0.02%
Samty Co Ltd	4,400	32,466	0.02%
Sompo Japan Nipponkoa Holdings	9,200	286,493	0.18%
Sumitomo Mitsui Financial Gr	4,500	172,643	0.11%
Sumitomo Real Estate Sales	500	13,611	0.01%
Tokyo Tatemono Co Ltd	43,000	315,491	0.20%
Tomony Holdings Inc	1,700	7,711	0.00%
Toyo Securities Co Ltd	1,000	3,102	0.00%
Financial Total		4,099,805	2.55%
Industrial
Alps Electric Co Ltd	1,300	31,465	0.02%
Amada Holdings Co Ltd	1,400	13,505	0.01%
Asahi Organic Chemical Indus	4,000	8,638	0.01%

Brother Industries Ltd	18,900	301,448	0.19%
Chofu Seisakusho Co Ltd	500	12,381	0.01%
CMK Corp*	27,900	72,111	0.04%
Comsys Holdings Corp	4,800	59,430	0.04%
Cosel Co Ltd	900	10,108	0.01%
Denyo Co Ltd	900	13,462	0.01%
Ebara Corp	16,000	67,634	0.04%
Enplas Corp	300	12,069	0.01%
Fanuc Corp	700	153,202	0.10%
Fuji Electric Co Ltd	54,000	255,278	0.16%
Fuji Seal International Inc	6,600	183,792	0.11%
Fujitec Co Ltd	500	4,894	0.00%
Hibiya Engineering Ltd	500	6,616	0.00%
Hi-Lex Corp	100	3,039	0.00%
Hitachi Construction Machine	5,900	103,400	0.06%
Hitachi Zosen Corp	19,000	98,216	0.06%
Hochiki Corp	1,800	12,201	0.01%
Horiba Ltd	1,800	68,959	0.04%
Hosiden Corp	2,800	15,478	0.01%
Hoya Corp	4,600	184,763	0.11%
Ibiden Co Ltd	5,500	92,951	0.06%
Juki Corp	58,000	190,045	0.12%
Kawasaki Kisen Kaisha Ltd	56,000	150,809	0.09%
Keihan Electric Railway Co	5,000	30,515	0.02%
Keio Corp	13,000	102,209	0.06%
Keisei Electric Railway Co	11,000	136,927	0.08%
Keyence Corp	400	218,776	0.14%
Kitagawa Iron Works Co Ltd	39,000	82,916	0.05%
Kitz Corp	16,100	79,735	0.05%
Koa Corp	600	5,848	0.00%
Konica Minolta Inc	5,900	60,063	0.04%
Kubota Corp	15,000	237,994	0.15%
Kyocera Corp -Spons Adr	143	7,854	0.00%
Mabuchi Motor Co Ltd	1,100	58,421	0.04%
Maeda Corp	13,000	94,514	0.06%
Maruyama Mfg Co Inc	3,000	5,803	0.00%
Meisei Industrial Co Ltd	3,000	16,133	0.01%
Minebea Co Ltd	5,000	79,123	0.05%
Mitsui Osk Lines Ltd	28,000	95,248	0.06%
Mitsumi Electric Co Ltd	2,100	15,635	0.01%
Morita Holdings Corp	3,200	30,068	0.02%
Murata Manufacturing Co Ltd	500	68,930	0.04%
Nachi-Fujikoshi Corp	14,000	76,805	0.05%
Nikon Corp	1,600	21,477	0.01%
Nippon Densetsu Kogyo Co Ltd	2,600	38,803	0.02%
Nippon Electric Glass Co Ltd	3,000	14,682	0.01%
Nippon Express Co Ltd	23,000	128,864	0.08%
Nippon Hume Corp	200	1,407	0.00%
Nippon Signal Co Ltd/The	700	6,852	0.00%
Nishimatsu Construction Co	3,000	10,655	0.01%
Nissei Plastic Industrial Co	100	1,101	0.00%
Nitto Kogyo Corp	800	14,914	0.01%
Ntn Corp	15,000	79,665	0.05%
Obayashi Corp	21,000	136,568	0.08%
Obayashi Road Corp	2,000	11,056	0.01%
Okk Corp	30,000	39,270	0.02%
Okuma Corp	19,000	176,788	0.11%
Oyo Corp	3,000	40,620	0.03%
Panasonic Industrial Devices	2,500	18,051	0.01%
Ryosan Co Ltd	1,100	27,074	0.02%
Sanshin Electronics Co Ltd	600	4,977	0.00%
Sanyo Denki Co Ltd	1,000	7,145	0.00%
Screen Holdings Co Ltd	13,000	98,633	0.06%
Seino Holdings Co Ltd	6,300	68,442	0.04%
Shibaura Mechatronics Corp	1,000	2,460	0.00%
Shimizu Corp	29,000	196,573	0.12%
Sinfonia Technology Co Ltd	36,000	63,932	0.04%
Space Co Ltd	100	1,086	0.00%
Sumida Corp	5,300	28,767	0.02%
Sumitomo Heavy Industries	1,000	6,562	0.00%
Sumitomo Precision Products	7,000	26,905	0.02%
Taiheiyo Cement Corp	43,000	131,574	0.08%
Taisei Corp	32,000	181,157	0.11%
Thk Co Ltd	7,200	183,692	0.11%
Tobu Railway Co Ltd	36,000	171,086	0.11%
Tocalo Co Ltd	1,100	20,672	0.01%
Tokyo Keiki Inc	6,000	13,307	0.01%
Tokyo Rope Mfg Co Ltd*	23,000	36,627	0.02%
Toshiba Plant Systems & Serv	11,800	163,020	0.10%
Toyo Construction Co Ltd	7,300	28,606	0.02%
Toyo Engineering Corp	3,000	7,854	0.00%
Toyo Kanetsu K K	6,000	11,406	0.01%
Toyo Tanso Co Ltd	900	16,711	0.01%
Tsukishima Kikai Co Ltd	2,700	27,891	0.02%
Tsurumi Manufacturing Co Ltd	2,100	29,887	0.02%
Union Tool Co	400	11,439	0.01%
West Japan Railway Co	3,300	173,419	0.11%

Yamabiko Corp	200	8,971	0.01%
Yokogawa Bridge Holdings Cor	1,400	15,069	0.01%
Yuken Kogyo Co Ltd	1,000	2,143	0.00%
Industrial Total		6,137,271	3.79%
Technology
Advantest Corp	1,100	13,931	0.01%
Axell Corp	300	3,947	0.00%
Fuji Soft Inc	2,100	42,616	0.03%
Ines Corp	100	758	0.00%
It Holdings Corp	5,000	91,421	0.06%
Itochu Techno-Solutions Corp	3,100	64,486	0.04%
Konami Corp	19,900	373,312	0.23%
Mimasu Semiconductor Indust	3,900	42,434	0.03%
Nec Networks & System Integr	2,300	46,368	0.03%
Net One Systems Co Ltd*	24,600	168,184	0.10%
Nihon Unisys Ltd	10,500	99,800	0.06%
Nippon Chemi-Con Corp*	57,000	168,234	0.10%
Ns Solutions Corp	100	3,089	0.00%
Nuflare Technology Inc	100	4,452	0.00%
Oracle Corp Japan	2,700	116,383	0.07%
Otsuka Corp	4,600	196,365	0.12%
Riso Kagaku Corp	300	4,952	0.00%
Rohm Co Ltd	200	13,724	0.01%
Sanken Electric Co Ltd	17,000	117,926	0.07%
Scsk Corp	1,200	33,667	0.02%
Shinko Electric Industries	400	2,855	0.00%
Sumco Corp*	4,100	69,017	0.04%
Tdk Corp	600	42,721	0.03%
Uchida Yoko Co Ltd	3,000	9,205	0.01%
Ulvac Inc*	400	6,160	0.00%
Zenrin Co Ltd	200	2,473	0.00%
Zuken Inc	4,600	40,040	0.02%
Technology Total		1,778,520	1.08%
Utilities
Chubu Electric Power Co Inc*	2,300	27,499	0.02%
Electric Power Development C	500	16,883	0.01%
Hokkaido Electric Power Co*	4,100	32,304	0.02%
Hokuriku Electric Power Co	700	9,285	0.01%
Saibu Gas Co Ltd	2,000	4,502	0.00%
Shikoku Electric Power Co*	17,600	217,175	0.13%
Shizuoka Gas Co Ltd	7,400	49,111	0.03%
Tohoku Electric Power Co Inc	18,900	215,253	0.13%
Tokyo Electric Power Co Inc*	14,100	53,489	0.03%
Utilities Total		625,501	0.38%
Japan Total		29,815,691	18.44%

Jersey
Consumer, Cyclical
Delphi Automotive Plc	857	68,337	0.04%

Luxembourg
Consumer, Non-Cyclical
Adecoagro Sa*	258	2,637	0.00%

Mexico
Consumer, Non-Cyclical
Gruma S.A.B.-Sponsored Adr	430	21,849	0.01%
Industrias Bachoco Sab Sp Ad	257	12,811	0.01%
Consumer, Non-Cyclical Total		34,660	0.02%
Industrial
Grupo Aeroportuario Pac-Adr	258	16,909	0.01%
Mexico Total		51,569	0.03%

Monaco
Industrial
Scorpio Tankers Inc	2,976	28,034	0.02%

Netherlands
Energy
Royal Dutch Shell Plc-Adr	2,388	142,444	0.09%

Puerto Rico
Consumer, Non-Cyclical
Triple-S Management Corp-B*	772	15,347	0.01%

Singapore
Technology
Avago Technologies Ltd	428	54,347	0.03%

South Africa
Energy
Sasol Ltd-Sponsored Adr	8,338	283,826	0.18%

Spain
Consumer, Non-Cyclical
Grifols Sa-Adr	129	4,232	0.00%

Switzerland
Consumer, Non-Cyclical
Novartis Ag-Adr	1,672	164,876	0.10%

United Kingdom
Communications
BT Group Plc-Spon Adr	2,441	159,080	0.10%
WPP Plc-Sponsored Adr	716	81,459	0.05%
Communications Total		240,539	0.15%
Consumer, Non-Cyclical
British American Tob-Sp Adr	6,486	673,052	0.42%
Diageo Plc-Sponsored Adr	2,181	241,153	0.15%
Consumer, Non-Cyclical Total		914,205	0.57%
Technology
Arm Holdings Plc-Spons Adr	3,315	163,430	0.10%
United Kingdom Total		1,318,174	0.82%

United States
Basic Materials
Airgas Inc	2,193	232,699	0.14%
Alcoa Inc	1,255	16,215	0.01%
Axiall Corp	2,744	128,803	0.08%
Balchem Corp	477	26,416	0.02%
Carpenter Technology	7,364	286,312	0.18%
Century Aluminum Company*	1,454	20,065	0.01%
Deltic Timber Corp	658	43,593	0.03%
Eastman Chemical Co	532	36,846	0.02%
Freeport-Mcmoran Inc	3,900	73,905	0.05%
Hawkins Inc	257	9,763	0.01%
Kmg Chemicals Inc	786	21,010	0.01%
Mercer International Inc*	1,887	28,984	0.02%
Nucor Corp	557	26,474	0.02%
Oil-Dri Corp Of America	29	976	0.00%
Orchids Paper Products Co	43	1,159	0.00%
Polyone Corporation	12,068	450,740	0.28%
Ppg Industries Inc	3,066	691,506	0.43%
Rpm International Inc	14,260	684,337	0.42%
Schweitzer-Mauduit Intl Inc	1,044	48,149	0.03%
Stillwater Mining Co*	372	4,806	0.00%
United States Lime & Mineral	229	14,771	0.01%
Worthington Industries	1,155	30,735	0.02%
Basic Materials Total		2,878,264	1.79%
Communications
Adtran Inc	17,376	324,410	0.20%
Ah Belo Corp-A	172	1,416	0.00%
AMC Networks Inc-A*	515	39,470	0.02%
Atlantic Tele-Network Inc	600	41,532	0.03%
Calamp Corp*	2,892	46,821	0.03%
Cbs Corp-Class B Non Voting	2,282	138,358	0.09%
Ciena Corp*	15,503	299,363	0.19%
Clicksoftware Technologies*	1,644	14,451	0.01%
Consolidated Communications	6,432	131,213	0.08%
Dice Holdings Inc*	43	384	0.00%
Digitalglobe Inc*	2,241	76,351	0.05%
Dish Network Corp-A*	955	66,907	0.04%
Entercom Communications-Cl A*	172	2,090	0.00%
Eplus Inc*	300	26,079	0.02%
Facebook Inc-A*	915	75,227	0.05%
General Communication Inc-A*	658	10,370	0.01%
Harris Corp	2,388	188,079	0.12%
Idt Corp-Class B	257	4,562	0.00%
Inteliquent Inc	8,303	130,689	0.08%
Internap Corp*	1,415	14,475	0.01%
J2 Global Inc	1,700	111,656	0.07%
KVH Industries Inc*	328	4,959	0.00%
Liberty Ventures - Ser A*	515	21,635	0.01%
Linkedin Corp - A*	57	14,242	0.01%
Logmein Inc*	239	13,382	0.01%
Netflix Inc*	27	11,251	0.01%
New York Times Co-A	6,659	91,628	0.06%
Nexstar Broadcasting Group-A	5,796	331,647	0.21%
Nielsen Nv	372	16,580	0.01%
Palo Alto Networks Inc*	386	56,387	0.03%
Pc-Tel Inc	786	6,288	0.00%
Perficient Inc*	1,201	24,849	0.02%
Realnetworks Inc*	586	3,944	0.00%
Reis Inc	786	20,153	0.01%
Sina Corp*	6,486	208,590	0.13%
Techtarget*	2,516	29,009	0.02%
Telenav Inc*	343	2,717	0.00%
Time Warner Inc	982	82,920	0.05%
Twenty First Century Fox Inc	9,165	310,144	0.19%
United Online Inc*	343	5,464	0.00%
US Cellular Corp*	857	30,612	0.02%
Wiley (John) & Sons-Class A	659	40,291	0.02%
XO Group Inc*	1,716	30,322	0.02%
Communications Total		3,100,917	1.93%

Consumer, Cyclical
Advance Auto Parts Inc	1,410	211,065	0.13%
Allison Transmission Holding	1,029	32,866	0.02%
American Woodmark Corp*	986	53,964	0.03%
America'S Car-Mart Inc*	143	7,758	0.00%
Arctic Cat Inc	3,012	109,396	0.07%
Bassett Furniture Inds	772	22,017	0.01%
Beazer Homes Usa Inc*	610	10,809	0.01%
Best Buy Co Inc	12,442	470,183	0.29%
Big Lots Inc	2,829	135,877	0.08%
Biglari Holdings Inc*	29	12,009	0.01%
Bj's Restaurants Inc*	3,577	180,460	0.11%
Borgwarner Inc	2,114	127,855	0.08%
Brunswick Corp	4,778	245,828	0.15%
Buffalo Wild Wings Inc*	706	127,955	0.08%
Cavco Industries Inc*	43	3,228	0.00%
Cherokee Inc	643	12,526	0.01%
Chico'S Fas Inc	38,597	682,781	0.42%
Chipotle Mexican Grill Inc*	1,008	655,744	0.41%
Citi Trends Inc*	658	17,766	0.01%
Cooper-Standard Holding*	86	5,091	0.00%
Culp Inc	400	10,700	0.01%
Dana Holding Corp	5,689	120,379	0.07%
Deckers Outdoor Corp*	106	7,724	0.00%
Delta Air Lines Inc	902	40,554	0.03%
Denny's Corp*	2,874	32,764	0.02%
Douglas Dynamics Inc	443	10,118	0.01%
DTS Inc*	586	19,965	0.01%
Dunkin' Brands Group Inc	986	46,894	0.03%
Escalade Inc	543	9,437	0.01%
Ethan Allen Interiors Inc	989	27,336	0.02%
Ezcorp Inc-Cl A*	6,242	56,989	0.04%
Fiesta Restaurant Group*	186	11,346	0.01%
Fossil Group Inc*	2,640	217,668	0.14%
Harman International	1,197	159,955	0.10%
Hawaiian Holdings Inc*	5,887	129,661	0.08%
Herman Miller Inc	13,960	387,530	0.24%
Hibbett Sports Inc*	2,123	104,154	0.06%
Hooker Furniture Corp	457	8,706	0.01%
Isle Of Capri Casinos*	86	1,208	0.00%
Jamba Inc*	686	10,091	0.01%
Johnson Outdoors Inc-A	86	2,847	0.00%
Kate Spade & Co*	663	22,138	0.01%
Kirkland'S Inc*	14	333	0.00%
Knoll Inc	1,201	28,139	0.02%
Krispy Kreme Doughnuts Inc*	80	1,599	0.00%
Lennar Corp-A	1,143	59,219	0.04%
Libbey Inc	1,601	63,896	0.04%
Lululemon Athletica Inc*	451	28,873	0.02%
Marcus Corporation	214	4,556	0.00%
Marinemax Inc*	757	20,068	0.01%
Marriott Vacations World	944	76,511	0.05%
Miller Industries Inc/Tenn	314	7,693	0.00%
Msc Industrial Direct Co-A	1,649	119,058	0.07%
Nathan's Famous Inc*	743	40,233	0.02%
Nautilus Inc*	515	7,864	0.00%
Nordstrom Inc	8,575	688,744	0.43%
PC Connection Inc*	1,172	30,577	0.02%
Penn National Gaming Inc*	10,637	166,575	0.10%
Perry Ellis International*	901	20,867	0.01%
Petmed Express Inc	1,887	31,173	0.02%
Polaris Industries Inc	769	108,506	0.07%
Ralph Lauren Corp	3,031	398,577	0.25%
RCI Hospitality Holdings Inc*	243	2,530	0.00%
Reading International Inc-A*	1,859	25,004	0.02%
Restoration Hardware Holding*	85	8,431	0.01%
Rocky Brands Inc	43	929	0.00%
Ross Stores Inc	1,414	148,979	0.09%
Ruth'S Hospitality Group Inc	944	14,991	0.01%
Sonic Corp	5,200	164,840	0.10%
Speedway Motorsports Inc	772	17,563	0.01%
Standard Motor Prods	159	6,719	0.00%
Steiner Leisure Ltd*	643	30,478	0.02%
Superior Industries Intl	400	7,572	0.00%
Tempur Sealy International Inc*	318	18,361	0.01%
Travelcenters Of America Llc*	443	7,726	0.00%
Tuesday Morning Corp*	14,753	237,523	0.15%
Unifi Inc*	343	12,379	0.01%
Wabash National Corp*	5,890	83,049	0.05%
Weyco Group Inc	129	3,857	0.00%
Whirlpool Corp	315	63,649	0.04%
Williams-Sonoma Inc	1,448	115,420	0.07%
Winmark Corp	400	35,028	0.02%
Consumer, Cyclical Total		7,471,431	4.61%
Consumer, Non-Cyclical
Aaron'S Inc-Cl A	9,309	263,538	0.16%
Abbvie Inc	86	5,034	0.00%

Abiomed Inc*	995	71,222	0.04%
Acadia Healthcare Co Inc*	714	51,122	0.03%
Acorda Therapeutics Inc*	3,376	112,353	0.07%
Actavis Plc*	477	141,965	0.09%
Addus Homecare Corp*	1,930	44,429	0.03%
Advisory Board Co/The*	841	44,808	0.03%
Align Technology Inc*	5,757	309,640	0.19%
Alkermes Plc*	8,412	512,880	0.32%
Almost Family Inc*	1,816	81,193	0.05%
Amedisys Inc*	9,306	249,215	0.15%
Angiodynamics Inc*	2,402	42,732	0.03%
Anika Therapeutics Inc*	1,705	70,195	0.04%
Apollo Education Group Inc*	1,539	29,118	0.02%
Atricure Inc*	1,215	24,895	0.02%
Biospecifics Technologies*	1,272	49,799	0.03%
Boston Beer Company Inc-A*	304	81,290	0.05%
Brookdale Senior Living Inc*	5,511	208,095	0.13%
Bruker Corp*	12,047	222,508	0.14%
Calavo Growers Inc	272	13,986	0.01%
Cambrex Corp*	4,214	167,001	0.10%
Campbell Soup Co	6,854	319,054	0.20%
Carriage Services Inc	2,931	69,963	0.04%
Cbiz Inc*	171	1,595	0.00%
Celgene Corp*	3,385	390,223	0.24%
Cempra Inc*	557	19,111	0.01%
Charles River Laboratories*	504	39,962	0.02%
Cintas Corp	3,392	276,889	0.17%
Coca-Cola Bottling Co Consol	557	62,974	0.04%
Constellation Brands Inc-A	53	6,159	0.00%
CRA International Inc*	343	10,674	0.01%
Cross Country Healthcare Inc*	430	5,100	0.00%
Cryolife Inc	2,316	24,017	0.01%
Cutera Inc*	1,601	20,685	0.01%
Darling Ingredients Inc*	6,157	86,260	0.05%
Dentsply International Inc	10,482	533,429	0.33%
Depomed Inc*	1,114	24,965	0.02%
Dexcom Inc*	80	4,987	0.00%
Digirad Corp	229	1,040	0.00%
Exactech Inc*	600	15,378	0.01%
Farmer Bros Co*	114	2,822	0.00%
Forrester Research Inc	772	28,394	0.02%
Franklin Covey Co*	214	4,122	0.00%
Genesis Healthcare Inc*	243	1,730	0.00%
Genmark Diagnostics Inc*	343	4,452	0.00%
Globus Medical Inc - A*	901	22,741	0.01%
Grand Canyon Education Inc*	239	10,349	0.01%
H&R Block Inc	8,486	272,146	0.17%
Hackett Group Inc/The	686	6,133	0.00%
Hanger Inc*	1,078	24,460	0.02%
Harvard Bioscience Inc*	1,659	9,655	0.01%
HCA Holdings Inc*	328	24,675	0.02%
Healthcare Services Group	6,294	202,226	0.13%
Healthways Inc*	4,701	92,610	0.06%
Heidrick & Struggles Intl	1,029	25,293	0.02%
Heska Corp*	2,588	66,719	0.04%
Hormel Foods Corp	902	51,279	0.03%
Huron Consulting Group Inc*	4,067	269,032	0.17%
Hyperion Therapeutics Inc*	115	5,279	0.00%
ICF International Inc*	1,458	59,559	0.04%
Illumina Inc*	106	19,678	0.01%
Incyte Corp*	212	19,432	0.01%
Infinity Pharmaceuticals Inc*	2,623	36,670	0.02%
Ingles Markets Inc-Class A	272	13,459	0.01%
Ingredion Inc	53	4,124	0.00%
Insperity Inc	1,501	78,487	0.05%
Iridex Corp*	600	6,288	0.00%
John B. Sanfilippo & Son Inc*	414	17,843	0.01%
Kforce Inc	57	1,272	0.00%
LHC Group Inc*	929	30,685	0.02%
Liberty Tax Inc*	300	8,349	0.01%
Lifepoint Hospitals Inc*	875	64,269	0.04%
Lifeway Foods Inc	214	4,577	0.00%
Mastercard Inc-Class A	3,767	325,431	0.20%
Mcgrath Rentcorp	430	14,151	0.01%
Mckesson Corp	504	114,005	0.07%
Medivation Inc*	1,035	133,587	0.08%
Mednax Inc*	2,276	165,033	0.10%
Merit Medical Systems Inc*	1,258	24,217	0.02%
Molina Healthcare Inc*	252	16,957	0.01%
Multi-Color Corp	858	59,485	0.04%
Navigant Consulting Inc*	600	7,776	0.00%
Nektar Therapeutics*	21,298	234,278	0.15%
Neogen Corp*	265	12,383	0.01%
Net 1 Ueps Technologies Inc	1,558	21,313	0.01%
Neurocrine Biosciences Inc*	530	21,046	0.01%
Nxstage Medical Inc*	162	2,803	0.00%
Pacira Pharmaceuticals Inc*	29	2,577	0.00%

Parexel International Corp*	313	21,594	0.01%
Perceptron Inc	986	13,321	0.01%
Pfsweb Inc*	1,087	11,946	0.01%
Philip Morris International	2,765	208,287	0.13%
Psychemedics Corp	343	5,694	0.00%
Resources Connection Inc	129	2,258	0.00%
Revlon Inc-Class A*	643	26,492	0.02%
Robert Half Intl Inc	6,037	365,359	0.23%
Rr Donnelley & Sons Co	622	11,936	0.01%
Sagent Pharmaceuticals Inc*	328	7,626	0.00%
Sangamo Biosciences Inc*	2,173	34,073	0.02%
Sciclone Pharmaceuticals Inc*	2,888	25,588	0.02%
Select Medical Holdings Corp	133	1,972	0.00%
Spartannash Co	843	26,605	0.02%
Spectrum Brands Holdings Inc	133	11,911	0.01%
Sucampo Pharmaceuticals-Cl A*	557	8,667	0.01%
Surmodics Inc*	743	19,340	0.01%
Synergetics Usa Inc*	1,572	8,473	0.01%
Syneron Medical Ltd*	1,072	13,271	0.01%
Sysco Corp	17,420	657,257	0.41%
Team Inc*	214	8,342	0.01%
Treehouse Foods Inc*	2,498	212,380	0.13%
Tumi Holdings Inc*	1,544	37,766	0.02%
U.S. Physical Therapy Inc	1,287	61,133	0.04%
Unitedhealth Group Inc	2,652	313,705	0.19%
Universal American Corp*	214	2,286	0.00%
Vantiv Inc - Cl A*	1,373	51,762	0.03%
Varian Medical Systems Inc*	703	66,145	0.04%
Vascular Solutions Inc*	357	10,824	0.01%
VCA Inc*	2,084	114,245	0.07%
Viad Corp	43	1,196	0.00%
Weis Markets Inc	658	32,742	0.02%
Whitewave Foods Co - A*	815	36,137	0.02%
Consumer, Non-Cyclical Total		9,783,667	6.05%
Diversified
Harbinger Group Inc	2,145	26,770	0.02%
Energy
Adams Resources & Energy Inc	86	5,780	0.00%
Bristow Group Inc	2,415	131,497	0.08%
Cheniere Energy Inc*	1,212	93,809	0.06%
Concho Resources Inc*	1,832	212,365	0.13%
Core Laboratories N.V.	358	37,407	0.02%
Diamondback Energy Inc*	114	8,760	0.01%
Energen Corp	1,141	75,306	0.05%
Enlink Midstream Llc	3,846	125,149	0.08%
Geospace Technologies Corp*	4,981	82,236	0.05%
Green Plains Inc	394	11,249	0.01%
Gulfmark Offshore Inc-Cl A	5,819	75,880	0.05%
Gulfport Energy Corp*	5,700	261,687	0.16%
Hess Corp	318	21,583	0.01%
Hollyfrontier Corp	6,565	264,373	0.16%
Kinder Morgan Inc	1,973	82,984	0.05%
Kosmos Energy Ltd*	214	1,693	0.00%
Marathon Petroleum Corp	743	76,076	0.05%
National Oilwell Varco Inc	2,441	122,026	0.08%
Natural Gas Services Group*	458	8,803	0.01%
Newfield Exploration Co*	4,935	173,169	0.11%
Newpark Resources Inc*	9,534	86,855	0.05%
Par Petroleum Corp*	1,572	36,486	0.02%
Pbf Energy Inc	1,501	50,914	0.03%
Phi Inc-Non Voting*	600	18,048	0.01%
Phillips 66	529	41,579	0.03%
Renewable Energy Group Inc*	586	5,403	0.00%
Schlumberger Ltd	530	44,223	0.03%
Semgroup Corp-Class A	212	17,244	0.01%
Synergy Resources Corp*	982	11,637	0.01%
Tesoro Corp	3,039	277,430	0.17%
Trecora Resources*	457	5,575	0.00%
Valero Energy Corp	3,897	247,927	0.15%
Western Refining Inc	2,575	127,179	0.08%
Whiting Petroleum Corp*	292	9,023	0.01%
Energy Total		2,851,355	1.77%
Financial
Acadia Realty Trust	400	13,952	0.01%
Ace Ltd	6,104	680,535	0.42%
Air Lease Corp	57	2,151	0.00%
Alexandria Real Estate Equit	400	39,216	0.02%
American Assets Trust Inc	443	19,173	0.01%
American Campus Communities	430	18,434	0.01%
Ameriprise Financial Inc	5,250	686,910	0.43%
Apartment Invt & Mgmt Co -A	172	6,770	0.00%
Arrow Financial Corp	43	1,167	0.00%
Associated Banc-Corp	6,137	114,148	0.07%
Associated Estates Realty Cp	743	18,337	0.01%
Avalonbay Communities Inc	143	24,918	0.02%
Blackstone Mortgage Trust Inc	286	8,114	0.01%
Boston Private Finl Holding	14,903	181,071	0.11%

Boston Properties Inc	129	18,122	0.01%
Camden Property Trust	57	4,453	0.00%
Cass Information Systems Inc	243	13,642	0.01%
Cboe Holdings Inc	186	10,677	0.01%
Chatham Lodging Trust	901	26,498	0.02%
Chesapeake Lodging Trust	430	14,547	0.01%
Clifton Bancorp Inc	343	4,840	0.00%
Community Bank System Inc	9,926	351,281	0.22%
Connectone Bancorp Inc	129	2,510	0.00%
Coresite Realty Corp	272	13,241	0.01%
Corrections Corp Of America	258	10,387	0.01%
Cubesmart	757	18,282	0.01%
Dct Industrial Trust Inc	172	5,962	0.00%
Duke Realty Corp	258	5,617	0.00%
Dupont Fabros Technology	430	14,052	0.01%
E*Trade Financial Corp*	212	6,054	0.00%
Eastgroup Properties Inc	172	10,344	0.01%
Education Realty Trust Inc	114	4,033	0.00%
Ellie Mae Inc*	1,487	82,246	0.05%
Encore Capital Group Inc*	1,607	66,835	0.04%
Endurance Specialty Holdings	1,187	72,573	0.05%
Equity Lifestyle Properties	257	14,122	0.01%
Equity Residential	229	17,830	0.01%
Essex Property Trust Inc	172	39,543	0.02%
Everbank Financial Corp	43	775	0.00%
Extra Space Storage Inc	486	32,839	0.02%
Fbl Financial Group Inc-Cl A	171	10,604	0.01%
Federal Realty Invs Trust	200	29,442	0.02%
Fox Chase Bancorp Inc	85	1,431	0.00%
General Growth Properties	372	10,993	0.01%
Geo Group Inc/The	258	11,285	0.01%
Gladstone Commercial Corp	429	7,984	0.00%
Gramercy Property Trust Inc	214	6,007	0.00%
Hatteras Financial Corp	85	1,544	0.00%
Hci Group Inc	2,573	118,024	0.07%
Health Care Reit Inc	214	16,555	0.01%
Healthcare Trust Of America	257	7,160	0.00%
Highwoods Properties Inc	472	21,608	0.01%
Hudson Pacific Properties In	1,215	40,326	0.03%
Iberiabank Corp	80	5,042	0.00%
Infinity Property & Casualty	172	14,113	0.01%
Investment Technology Group	1,593	48,284	0.03%
Iron Mountain Inc	243	8,865	0.01%
Kennedy-Wilson Holdings Inc	4,896	127,981	0.08%
Keycorp	27,230	385,577	0.24%
Kilroy Realty Corp	343	26,126	0.02%
Lasalle Hotel Properties	172	6,684	0.00%
M & T Bank Corp	1,324	168,148	0.10%
Macerich Co/The	200	16,866	0.01%
Meridian Bancorp Inc*	86	1,133	0.00%
National Retail Properties	143	5,859	0.00%
Natl Health Investors Inc	257	18,250	0.01%
Navigators Group Inc*	85	6,616	0.00%
Pebblebrook Hotel Trust	300	13,971	0.01%
Penn Real Estate Invest Tst	71	1,649	0.00%
Plum Creek Timber Co	686	29,807	0.02%
Pnc Financial Services Group	1,788	166,713	0.10%
Post Properties Inc	129	7,344	0.00%
Potlatch Corp	257	10,290	0.01%
Preferred Apartment Commun-A	43	465	0.00%
Primerica Inc	4,092	208,283	0.13%
Prologis Inc	257	11,195	0.01%
Ps Business Parks Inc/Ca	172	14,283	0.01%
Public Storage	229	45,145	0.03%
Regency Centers Corp	315	21,433	0.01%
Regions Financial Corp	39,856	376,639	0.23%
Rlj Lodging Trust	172	5,385	0.00%
Sabra Healthcare Reit Inc	86	2,851	0.00%
Safety Insurance Group Inc	172	10,277	0.01%
Schwab (Charles) Corp	5,869	178,652	0.11%
Simon Property Group Inc	85	16,629	0.01%
Sl Green Realty Corp	229	29,399	0.02%
Sovran Self Storage Inc	430	40,394	0.03%
Spirit Realty Capital Inc	214	2,585	0.00%
Summit Hotel Properties Inc	300	4,221	0.00%
Sun Communities Inc	343	22,885	0.01%
SVB Financial Group*	504	64,028	0.04%
Tanger Factory Outlet Center	86	3,025	0.00%
Taubman Centers Inc	86	6,633	0.00%
Territorial Bancorp Inc	43	1,022	0.00%
Udr Inc	443	15,075	0.01%
Umb Financial Corp	332	17,559	0.01%
Visa Inc-Class A Shares	6,526	426,866	0.26%
Vornado Realty Trust	400	44,800	0.03%
Waddell & Reed Financial-A	3,451	170,963	0.11%
Weyerhaeuser Co	85	2,818	0.00%
Winthrop Realty Trust	2,230	36,394	0.02%

Wp Carey Inc	257	17,476	0.01%
Wsfs Financial Corp	85	6,429	0.00%
Financial Total		5,832,291	3.57%
Industrial
Aaon Inc	86	2,110	0.00%
Aar Corp	212	6,508	0.00%
Aegean Marine Petroleum Netw	2,016	28,970	0.02%
Altra Industrial Motion Corp	3,409	94,225	0.06%
Ametek Inc	53	2,785	0.00%
Apogee Enterprises Inc	5,384	232,589	0.14%
Arcbest Corp	1,519	57,555	0.04%
Argan Inc*	129	4,666	0.00%
Astec Industries Inc	543	23,284	0.01%
Astronics Corp*	1,631	120,205	0.07%
Avnet Inc	10,540	469,030	0.29%
Avx Corp	1,087	15,511	0.01%
Badger Meter Inc	815	48,851	0.03%
Bel Fuse Inc-Cl B	143	2,721	0.00%
Bemis Company	292	13,523	0.01%
Berry Plastics Group Inc*	4,246	153,663	0.10%
Blount International Inc*	229	2,950	0.00%
Boeing Co/The	1,008	151,281	0.09%
Caesar Stone Sdot Yam Ltd*	815	49,479	0.03%
Chase Corp	472	20,641	0.01%
Checkpoint Systems Inc*	258	2,792	0.00%
China Yuchai Intl Ltd	1,401	27,656	0.02%
Coherent Inc*	959	62,297	0.04%
Comfort Systems Usa Inc	86	1,809	0.00%
Core Molding Technologies In*	543	9,312	0.01%
Crane Co	3,113	194,282	0.12%
CTS Corp	1,372	24,682	0.02%
DHT Holdings Inc	2,659	18,560	0.01%
Dycom Industries Inc*	2,566	125,323	0.08%
Eaton Corp Plc	1,075	73,036	0.05%
Echo Global Logistics Inc*	472	12,867	0.01%
Esco Technologies Inc	858	33,445	0.02%
Exponent Inc	400	35,560	0.02%
Fedex Corp	4,112	680,330	0.42%
Fluor Corp	7,747	442,819	0.27%
Fortune Brands Home & Securi	858	40,738	0.03%
General Finance Corp*	129	1,041	0.00%
GP Strategies Corp*	129	4,773	0.00%
Graco Inc	9,513	686,458	0.43%
Griffon Corp	772	13,456	0.01%
GSI Group Inc*	1,572	20,939	0.01%
Handy & Harman Ltd*	157	6,446	0.00%
Heartland Express Inc	15,572	369,991	0.23%
Huntington Ingalls Industrie	557	78,064	0.05%
Idex Corp	9,099	689,977	0.43%
Illinois Tool Works	716	69,552	0.04%
John Bean Technologies Corp	430	15,360	0.01%
Kadant Inc	686	36,090	0.02%
Kronos Worldwide Inc	615	7,780	0.00%
L-3 Communications Holdings	2,494	313,720	0.19%
Lawson Products Inc*	400	9,284	0.01%
Lincoln Electric Holdings	468	30,603	0.02%
Lydall Inc*	386	12,244	0.01%
Martin Marietta Materials	1,041	145,532	0.09%
Masonite International Corp*	386	25,962	0.02%
Mesa Laboratories Inc	257	18,555	0.01%
Middleby Corp*	1,752	179,843	0.11%
Moog Inc-Class A*	2,465	184,998	0.11%
Myr Group Inc/Delaware*	243	7,616	0.00%
Newport Corp*	1,115	21,252	0.01%
Nortek Inc*	85	7,501	0.00%
Northrop Grumman Corp	983	158,224	0.10%
Nve Corp	515	35,494	0.02%
Orbotech Ltd*	1,873	30,024	0.02%
P.A.M. Transportation Svcs*	486	27,833	0.02%
Park Electrochemical Corp	200	4,312	0.00%
Park-Ohio Holdings Corp	43	2,265	0.00%
Patrick Industries Inc*	300	18,681	0.01%
Plexus Corp*	53	2,161	0.00%
Quanex Building Products	1,351	26,669	0.02%
Republic Services Inc	12,774	518,113	0.32%
Rock-Tenn Company -Cl A	318	20,511	0.01%
Rofin-Sinar Technologies Inc*	772	18,706	0.01%
Standex International Corp	85	6,981	0.00%
Starrett (L.S.) Co -Cl A	414	7,866	0.00%
Tsakos Energy Navigation Ltd	572	4,679	0.00%
Tutor Perini Corp*	216	5,044	0.00%
UFP Technologies Inc*	85	1,936	0.00%
Union Pacific Corp	6,254	677,371	0.42%
United Technologies Corp	2,123	248,816	0.15%
Universal Truckload Services	543	13,673	0.01%
US Concrete Inc*	772	26,155	0.02%
Usa Truck Inc*	843	23,343	0.01%

USG Corp*	12,790	341,493	0.21%
Vishay Intertechnology Inc*	8,154	112,688	0.07%
Vishay Precision Group	2,403	38,280	0.02%
VSE Corp	214	17,522	0.01%
Willis Lease Finance Corp*	386	7,172	0.00%
Xylem Inc	1,372	48,047	0.03%
Industrial Total		8,687,151	5.32%
Technology
Apple Inc	1,482	184,405	0.11%
Applied Materials Inc	610	13,762	0.01%
Atmel Corp	5,226	43,010	0.03%
AVG Technologies*	2,960	64,084	0.04%
Broadsoft Inc*	3,458	115,705	0.07%
Caci International Inc -Cl A*	80	7,194	0.00%
Callidus Software Inc*	13,667	173,298	0.11%
Cascade Microtech Inc*	729	9,900	0.01%
Ceva Inc*	43	917	0.00%
Check Point Software Tech*	1,380	113,119	0.07%
Cohu Inc	143	1,564	0.00%
Constant Contact Inc*	4,520	172,709	0.11%
Dealertrack Technologies Inc*	80	3,082	0.00%
DSP Group Inc*	1,730	20,725	0.01%
Engility Holdings Inc*	43	1,292	0.00%
Epam Systems Inc*	843	51,667	0.03%
Epiq Systems Inc	85	1,524	0.00%
Evolving Systems Inc	229	1,995	0.00%
Fair Isaac Corp	485	43,029	0.03%
Guidewire Software Inc*	772	40,615	0.03%
Inphi Corp*	258	4,600	0.00%
Integrated Device Tech Inc*	2,914	58,338	0.04%
Integrated Silicon Solution	258	4,616	0.00%
Ixys Corporation	85	1,047	0.00%
Kla-Tencor Corporation	1,128	65,751	0.04%
Lam Research Corp	7,697	540,599	0.34%
Lattice Semiconductor Corp*	43,207	273,932	0.17%
Leidos Holdings Inc	1,503	63,066	0.04%
Ma-Com Technology Solutions*	672	25,039	0.02%
Magic Software Enterprises	872	5,651	0.00%
Mercury Systems Inc*	2,831	44,022	0.03%
Micrel Inc	2,616	39,449	0.02%
Microsoft Corp	477	19,392	0.01%
Mks Instruments Inc	2,624	88,717	0.06%
Nova Measuring Instruments*	1,072	12,349	0.01%
Nvidia Corp	22,077	461,961	0.29%
On Semiconductor Corporation*	23,578	285,530	0.18%
Pericom Semiconductor Corp	1,902	29,424	0.02%
Photronics Inc*	2,116	17,986	0.01%
Power Integrations Inc	159	8,281	0.01%
Qad Inc-A	357	8,639	0.01%
Quality Systems Inc	9,291	148,470	0.09%
Qualys Inc*	129	5,996	0.00%
Radware Ltd*	1,029	21,516	0.01%
Sapiens International Corp	229	1,878	0.00%
Servicenow Inc*	129	10,163	0.01%
SPS Commerce Inc*	367	24,626	0.02%
Synaptics Inc*	557	45,287	0.03%
Take-Two Interactive Softwre*	17,906	455,797	0.28%
Teletech Holdings Inc	986	25,094	0.02%
Teradata Corp*	53	2,339	0.00%
Teradyne Inc	3,600	67,860	0.04%
Wayside Technology Group Inc	272	4,793	0.00%
Western Digital Corp	6,308	574,091	0.36%
Xerox Corp	12,407	159,430	0.10%
Technology Total		4,669,325	2.92%
Utilities
Artesian Resources Corp-Cl A	515	11,016	0.01%
California Water Service Grp	398	9,755	0.01%
Chesapeake Utilities Corp	343	17,359	0.01%
Cms Energy Corp	6,394	223,215	0.14%
Connecticut Water Svc Inc	557	20,236	0.01%
Delta Natural Gas Co Inc	186	3,618	0.00%
Dynegy Inc/New*	7,401	232,601	0.14%
Edison International	398	24,863	0.02%
Exelon Corp	1,220	41,004	0.03%
Mge Energy Inc	600	26,592	0.02%
Middlesex Water Co	515	11,721	0.01%
Otter Tail Corp	1,544	49,670	0.03%
Sjw Corp	258	7,975	0.00%
Southern Co/The	9,594	424,822	0.26%
Ugi Corp	7,402	241,231	0.15%
Unitil Corp	557	19,367	0.01%
Vectren Corporation	1,791	79,055	0.05%
York Water Co	214	5,196	0.00%
Utilities Total		1,449,296	0.90%
United States Total		46,750,467	28.88%
Total Common Stocks
(cost $80,572,905)		80,058,871	49.45%

United States Government Securities**
Maturity Face Value	Maturity Date	Description
$8,500,000	4/23/2015	U.S. Treasury Bill
		(cost $8,499,570)	8,499,932	5.27%

Total Investment Securities
(cost $89,072,475)			88,558,803	54.74%

THE CAMPBELL MULTI-STRATEGY TRUST

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

FUTURES CONTRACTS PURCHASED

Sector	Contract	Contract Month	Exchange	No. of Contracts	Fair Value ($)	% of Net Asset Value
Agriculture
	Cattle	June-15	CME	31	$22,010	0.01%
	Cotton No. 2	May-15	ICEUS	50	(26,370)	(0.01)%
	Soybean Meal	May-15	CBOT	32	(15,480)	(0.01)%
	Soybean Oil	May-15	CBOT	52	(35,665)	(0.02)%
	KC Hard Red Winter Wheat	May-15	CBOT	31	16,088	0.01%
Total agriculture					(39,417)	(0.02)%
Metals
	Silver	May-15	NYMEX	22	(8,695)	(0.01)%
	Synthetic Aluminum	June-15	LME	371	31,580	0.02%
	Synthetic Copper	June-15	LME	158	509,826	0.32%
	Synthetic Nickel	June-15	LME	79	(787,738)	(0.49)%
	Synthetic Zinc	June-15	LME	225	(10,210)	(0.01)%
Total metals					(265,237)	(0.17)%
Stock indices
	Amsterdam Exchange Index Future	April-15	ENXTAM	87	(35,101)	(0.02)%
	CAC40 Index	April-15	EURONXT	151	(52,431)	(0.03)%
	DAX Index	June-15	EUREX	12	(5,372)	0.00%
	Euro Stoxx 50 Index	June-15	EUREX	264	(35,133)	(0.02)%
	FT-SE Index	June-15	LIFFE	116	(315,521)	(0.20)%
	Hang Sang Index	April-15	HKFE	72	129,907	0.08%
	IBEX 35 Index	April-15	MFM	37	117,900	0.07%
	NASDAQ 100 E-MINI Index	June-15	CME	22	(9,285)	(0.01)%
	Nikkei 225 Index	June-15	OSE	66	(89,953)	(0.06)%
	OMXS30 Index	April-15	OMG	257	41,445	0.03%
	S&P 500 E-MINI Index	June-15	CME	19	(8,328)	(0.01)%
	SPI 200 Index	June-15	SFE	113	(92,091)	(0.06)%
	SIMEX MSCI Taiwan Index	April-15	SGX	93	2,710	0.00%
Total stock indices					(351,253)	(0.23)%
Short-term interest rates
	Australian Bank Bill	September-15	SFE	220	72,452	0.04%
	Canadian Bank Bill	December-15	ME	44	(2,637)	0.00%
	Euribor (3 Month Interest Rate)	June-16	LIFFE	68	1,115	0.00%
Total short-term interest rates					70,930	0.04%
Long-term interest rates
	Australian 3-Year Bond	June-15	SFE	827	218,549	0.14%
	Australian 10-Year Bond	June-15	SFE	181	205,467	0.13%
	Canadian 10-Year Bond	June-15	ME	138	(2,441)	0.00%
	Euro-BOBL	June-15	EUREX	595	2,503	0.00%
	Euro-Bund	June-15	EUREX	63	64	0.00%
	Japanese 10-Year Government Bond	June-15	TSE	47	(245,123)	(0.15)%
	U.S. 5-Year Tresury Note	June-15	CBOT	404	105,063	0.06%
	U.S. 10-Year Tresury Note	June-15	CBOT	250	81,125	0.04%
	U.S. Bond	June-15	CBOT	115	26,094	0.02%
Total long-term interest rates					391,301	0.24%
Net unrealized loss on long futures contracts					$(193,676)	(0.14)%

FUTURES CONTRACTS SOLD

Sector	Contract	Contract Month	Exchange	No. of Contracts	Fair Value ($)	% of Net Asset Value
Agriculture
	Coffee	May-15	ICEUS	(56)	$171,563	0.11%
	Corn	May-15	CBOT	(239)	55,975	0.03%
	Soybeans	May-15	CBOT	(159)	(10,188)	(0.01)%
	Sugar No. 11	May-15	ICEUS	(108)	104,261	0.06%
	Wheat	May-15	CBOT	(203)	(14,225)	(0.01)%
Total agriculture					307,386	0.18%
Energy
	Gasoline RBOB	May-15	NYMEX	(43)	110,968	0.07%
	London Brent Crude	May-15	IPE	(62)	103,190	0.06%
	London Gasoline Oil	May-15	IPE	(52)	55,425	0.03%
	Natural Gas	May-15	NYMEX	(180)	92,440	0.06%
	Heating Oil	May-15	NYMEX	(5)	12,214	0.01%
	WTI Crude	May-15	ICEUS	(12)	9,040	0.01%
Total energy					383,277	0.24%
Metals
	Copper	May-15	NYMEX	(10)	11,450	0.01%
	Gold	June-15	NYMEX	(43)	67,310	0.04%
	Synthetic Aluminum	June-15	LME	(366)	(101,106)	(0.06)%
	Synthetic Copper	June-15	LME	(173)	(650,595)	(0.40)%
	Synthetic Nickel	June-15	LME	(128)	891,194	0.55%
	Synthetic Zinc	June-15	LME	(165)	(237,188)	(0.15)%
Total metals					(18,935)	(0.01)%
Stock indices
	CBOE Volatility Index	April-15	CBF	(19)	(275)	0.00%
	S&P Canadian 60 Index	June-15	ME	(5)	(3,365)	0.00%
Total stock indices					(3,640)	0.00%
Short-term interest rates
	Eurodollar	June-16	CME	(238)	(87,387)	(0.05)%
	Euro-Schatz	June-15	EUREX	(544)	(29,374)	(0.02)%
	Short Sterling	June-16	LIFFE	(28)	(223)	0.00%
	2-Year U.S. Treasury Note	June-15	CBOT	(829)	(680,500)	(0.42)%
Total short-term interest rates					(797,484)	(0.49)%
Long-term interest rates
	Long Gilt	June-15	LIFFE	(10)	(2,004)	0.00%
Total long-term interest rates					(2,004)	0.00%
Net unrealized loss on short futures contracts					(131,400)	(0.08)%
Net unrealized loss on open futures contracts					$(325,076)	(0.22)%

THE CAMPBELL MULTI-STRATEGY TRUST

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

LONG FORWARD CURRENCY CONTRACTS

Counterparty	Maturity Date	Amount	Currency	Fair Value ($)	% of Net Asset Value
UBS	6/17/2015	75,772,878	Australian Dollar	$(968,420)	(0.60)%
UBS	6/17/2015	64,857,655	Canadian Dollar	(179,398)	(0.11)%
UBS	6/17/2015	176,260,190	Czech Koruna	(303,360)	(0.19%
UBS	6/17/2015	35,180,089	Euro	(325,314)	(0.20)%
UBS	6/17/2015	1,291,930,167	Hungarian Forint	(79,727)	(0.05)%
UBS	6/17/2015	13,711,215	Israeli Shekel	37,735	0.02%
UBS	6/17/2015	5,753,252,757	Japanese Yen	151,110	0.09%
UBS	6/17/2015	443,720,167	Mexican Peso	285,021	0.18%
UBS	6/17/2015	52,046,462	New Zealand Dollar	59,413	0.04%
UBS	6/17/2015	36,803,788	Norwegian Krone	(9,143)	(0.01)%
UBS	6/17/2015	23,678,907	Polish Zloty	(64,984)	(0.04)%
UBS	6/17/2015	47,673,533	Pound Sterling	(655,678)	(0.41)%
UBS	6/17/2015	20,206,000	Singapore Dollar	110,963	0.07)%
UBS	6/17/2015	261,018,644	South African Rand	(206,344)	(0.13)%
UBS	6/17/2015	32,834,752	Swedish Krona	(32,735)	(0.02)%
UBS	6/17/2015	45,734,119	Swiss Franc	290,516	0.18)%
UBS	6/17/2015	24,265,242	Turkish Lira	(105,847)	(0.07)%
Net unrealized loss on long forward currency contracts				$(1,996,192)	(1.25)%

SHORT FORWARD CURRENCY CONTRACTS

Counterparty	Maturity Date	Amount	Currency	Fair Value ($)	% of Net Asset Value
UBS	6/17/2015	(81,816,260)	Australian Dollar	$989,061	0.61%
UBS	6/17/2015	(96,637,276)	Canadian Dollar	640,844	0.40%
UBS	6/17/2015	(284,845,640)	Czech Koruna	163,289	0.10%
UBS	6/17/2015	(52,310,814)	Euro	1,290,034	0.80%
UBS	6/17/2015	(2,092,358,426)	Hungarian Forint	62,691	0.04%
UBS	6/17/2015	(24,822,771)	Israeli Shekel	(267)	0.00%
UBS	6/17/2015	(7,334,740,642)	Japanese Yen	(66,777)	(0.04)%
UBS	6/17/2015	(263,009,361)	Mexican Peso	141,879	0.09%
UBS	6/17/2015	(42,576,930)	New Zealand Dollar	(273,384)	(0.17)%
UBS	6/17/2015	(111,007,007)	Norwegian Krone	552,729	0.34%
UBS	6/17/2015	(19,983,288)	Polish Zloty	49,676	0.03%
UBS	6/17/2015	(65,143,241)	Pound Sterling	1,663,694	1.03%
UBS	6/17/2015	(20,663,955)	Singapore Dollar	9,451	0.01%
UBS	6/17/2015	(157,182,842)	South African Rand	62,555	0.04%
UBS	6/17/2015	(87,987,601)	Swedish Krona	377,681	0.23%
UBS	6/17/2015	(52,630,250)	Swiss Franc	(371,827)	(0.23)%
UBS	6/17/2015	(17,765,479)	Turkish Lira	34,467	0.02%
Net unrealized gain on short forward currency contracts				5,325,796	3.30%
Net unrealized gain on forward currency contracts				$3,329,604	2.05%

THE CAMPBELL MULTI-STRATEGY TRUST

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

SECURITIES SOLD SHORT

Common Stocks	Shares	Fair Value ($)	% of Net Asset Value
Argentina
Financial
Cresud S.A.-Spons Adr	(3,603)	$(49,577)	-0.03%
Irsa -Sp Adr	(1,773)	(34,946)	-0.02%
Financial Total		(84,523)	-0.05%
Utilities
Pampa Energia Sa-Spon Adr***	(2,659)	(46,985)	-0.03%
Argentina Total		(131,508)	-0.08%

Brazil
Basic Materials
Ultrapar Particpac-Spon Adr	(6,961)	(140,612)	-0.09%

Canada
Basic Materials
Hudbay Minerals Inc	(1,029)	(8,417)	-0.01%
Silver Wheaton Corp	(8,628)	(164,105)	-0.10%
Basic Materials Total		(172,522)	-0.11%
Communications
Mdc Partners Inc-A	(1,634)	(46,324)	-0.03%
Consumer, Non-Cyclical
Cott Corporation	(172)	(1,612)	0.00%
Sunopta Inc***	(258)	(2,740)	0.00%
Consumer, Non-Cyclical Total		(4,352)	0.00%
Energy
Crescent Point Energy Corp	(143)	(3,195)	0.00%
Financial
Toronto-Dominion Bank	(133)	(5,699)	0.00%
Utilities
Transalta Corp	(2,316)	(21,539)	-0.01%
Canada Total		(253,631)	-0.15%

Chile
Financial
Banco Santander-Chile-Adr	(2,701)	(58,558)	-0.04%

China
Communications
Kongzhong Corp-Adr***	(1,902)	(10,518)	-0.01%
Qihoo 360 Technology Co-Adr***	(172)	(8,806)	-0.01%
Vipshop Holdings Ltd - Ads***	(1,387)	(40,833)	-0.03%
Communications Total		(60,157)	-0.05%
Consumer, Non-Cyclical
New Oriental Educatio-Sp Adr***	(18,033)	(399,792)	-0.25%
Wuxi Pharmatech Inc-Adr***	(12,879)	(499,448)	-0.31%
Consumer, Non-Cyclical Total		(899,240)	-0.56%
Financial
Cninsure Inc-Adr***	(8,021)	(69,221)	-0.04%
China Total		(1,028,618)	-0.65%

Denmark
Consumer, Non-Cyclical
Novo-Nordisk A/S-Spons Adr	(2,438)	(130,165)	-0.08%

India
Basic Materials
Sesa Sterlite Ltd - Adr	(515)	(6,386)	0.00%
Financial
Hdfc Bank Ltd-Adr	(3,266)	(192,335)	-0.12%
India Total		(198,721)	-0.12%

Ireland
Consumer, Cyclical
Ryanair Holdings Plc-Sp Adr	(4,802)	(320,630)	-0.20%

Japan
Basic Materials
Adeka Corp	(2,200)	(28,504)	-0.02%
Aichi Steel Corp	(16,000)	(76,171)	-0.05%
Chugoku Marine Paints Ltd	(7,000)	(63,440)	-0.04%
Daido Metal Co Ltd	(1,000)	(10,430)	-0.01%
Dic Corp	(9,000)	(26,263)	-0.02%
Fujimi Inc	(600)	(10,360)	-0.01%
Ihara Chemical Industry Co	(3,400)	(49,920)	-0.03%
Japan Steel Works Ltd	(8,000)	(33,684)	-0.02%
Kaneka Corp	(38,000)	(268,034)	-0.17%
Kanto Denka Kogyo Co Ltd***	(4,000)	(25,780)	-0.02%
Kinugawa Rubber Industrial	(3,000)	(13,057)	-0.01%
Konishi Co Ltd	(700)	(11,853)	-0.01%
Kurimoto Ltd	(9,000)	(17,184)	-0.01%
Mitsubishi Steel Mfg Co Ltd	(5,000)	(10,547)	-0.01%
Mitsui Mining & Smelting Co	(6,000)	(13,707)	-0.01%
Nihon Parkerizing Co Ltd	(600)	(7,279)	0.00%
Nippon Carbon Co Ltd	(106,000)	(331,416)	-0.21%
Nippon Light Metal Holdings	(62,900)	(93,348)	-0.06%
Nippon Steel And Sumitomo Metal	(64,000)	(161,414)	-0.10%
Nippon Synthetic Chemical	(9,000)	(59,805)	-0.04%
Nippon Yakin Kogyo Co Ltd	(400)	(790)	0.00%
Nof Corp	(25,000)	(185,926)	-0.12%
Oji Holdings Corp	(45,000)	(184,592)	-0.11%
Sanyo Chemical Industries	(2,000)	(15,758)	-0.01%
Sanyo Special Steel Co Ltd	(16,000)	(67,234)	-0.04%
Showa Denko K K	(1,000)	(1,276)	0.00%
Sumitomo Bakelite Co Ltd	(20,000)	(89,211)	-0.06%
Sumitomo Chemical Co Ltd	(4,000)	(20,610)	-0.01%
Sumitomo Forestry Co Ltd	(6,100)	(66,778)	-0.04%
Sumitomo Seika Chemicals Co	(1,000)	(7,137)	0.00%
T Hasegawa Co Ltd	(400)	(5,910)	0.00%
Taiyo Holdings Co Ltd	(900)	(31,703)	-0.02%
Taiyo Nippon Sanso Corp	(2,000)	(27,330)	-0.02%
Topy Industries Ltd	(3,000)	(6,978)	0.00%
Yodogawa Steel Works Ltd	(2,000)	(7,937)	0.00%
Basic Materials Total		(2,031,366)	-1.28%
Communications
Asatsu-Dk Inc	(400)	(10,922)	-0.01%
Cyberagent Inc	(300)	(17,234)	-0.01%
Denki Kogyo Co Ltd	(29,000)	(137,819)	-0.09%
Gmo Internet Inc	(28,400)	(349,968)	-0.22%
Hitachi Kokusai Electric Inc	(2,000)	(26,880)	-0.02%
Ikyu Corp	(3,000)	(52,726)	-0.03%
Japan Radio Co Ltd	(4,000)	(13,507)	-0.01%
Kabu.Com Securities Co Ltd	(21,100)	(138,802)	-0.09%
Kddi Corp	(3,500)	(79,388)	-0.05%
Little Earth Corp Co Ltd	(6,200)	(49,160)	-0.03%
Monex Group Inc	(5,300)	(14,185)	-0.01%
Monotaro Co Ltd	(1,900)	(69,068)	-0.04%
Next Co Ltd	(10,300)	(102,794)	-0.06%
Sbi Holdings Inc	(10,400)	(126,250)	-0.08%
Softbank Corp	(5,500)	(320,077)	-0.20%
Start Today Co Ltd	(700)	(18,472)	-0.01%
T-Gaia Corp	(3,600)	(47,694)	-0.03%
Trend Micro Inc***	(1,000)	(33,017)	-0.02%
Communications Total		(1,607,963)	-1.01%
Consumer, Cyclical
Aoki Holdings Inc	(10,200)	(144,402)	-0.09%
Arc Land Sakamoto Co Ltd	(1,100)	(23,616)	-0.01%
Bandai Namco Holdings Inc	(3,800)	(74,074)	-0.05%
Belluna Co Ltd	(500)	(2,451)	0.00%
Cawachi Ltd	(700)	(12,209)	-0.01%
Citizen Holdings Co Ltd	(15,100)	(116,076)	-0.07%
Daihatsu Motor Co Ltd	(23,100)	(353,992)	-0.22%
Dcm Holdings Co Ltd	(23,200)	(174,087)	-0.11%
Doutor Nichires Holdings Co	(11,000)	(184,434)	-0.11%
Exedy Corp	(3,700)	(88,320)	-0.05%
Fields Corp	(5,000)	(76,246)	-0.05%
Hakuto Co Ltd	(3,000)	(35,893)	-0.02%
Hard Off Corporation Co Ltd	(1,000)	(9,480)	-0.01%
Haseko Corp	(6,400)	(62,538)	-0.04%
Honda Motor Co Ltd	(1,800)	(58,574)	-0.04%
Hoshizaki Electric Co Ltd	(100)	(6,528)	0.00%
Inabata & Co Ltd	(5,300)	(52,938)	-0.03%
Innotech Corp	(600)	(2,421)	0.00%
Isetan Mitsukoshi Holdings L	(20,600)	(341,444)	-0.21%
J Front Retailing Co Ltd	(12,800)	(201,594)	-0.13%
Kanematsu Electronics Ltd	(500)	(7,433)	0.00%
Kurabo Industries Ltd	(11,000)	(19,351)	-0.01%
Kyokuto Kaihatsu Kogyo Co	(5,200)	(59,006)	-0.04%
Mazda Motor Corp	(6,200)	(126,078)	-0.08%

Mitsuba Corp	(2,100)	(46,503)	-0.03%
Mitsubishi Logistics Corp	(14,000)	(218,859)	-0.14%
Mitsubishi Motors Corp	(5,000)	(45,231)	-0.03%
Mitsui-Soko Holdings Co Ltd	(10,000)	(33,684)	-0.02%
Mizuno Corp	(9,000)	(46,973)	-0.03%
Musashi Seimitsu Industry Co	(3,200)	(67,821)	-0.04%
Nagase & Co Ltd	(7,700)	(100,985)	-0.06%
Ngk Insulators Ltd	(4,000)	(85,543)	-0.05%
Nishimatsuya Chain Co Ltd	(500)	(4,415)	0.00%
Nissin Kogyo Co Ltd	(1,300)	(20,680)	-0.01%
Okamura Corp	(3,000)	(24,162)	-0.01%
Paltac Corp	(500)	(7,041)	0.00%
Panahome Corp	(2,000)	(13,874)	-0.01%
Parco Co Ltd	(400)	(3,732)	0.00%
Press Kogyo Co Ltd	(30,000)	(121,811)	-0.08%
Round One Corp	(500)	(2,839)	0.00%
Royal Holdings Co Ltd	(10,900)	(204,386)	-0.13%
Ryoyo Electro Corp	(6,700)	(85,635)	-0.05%
Sanden Holdings Corp	(1,000)	(4,477)	0.00%
Sangetsu Co Ltd	(7,200)	(109,075)	-0.07%
Sankyo Seiko Co Ltd	(1,100)	(4,531)	0.00%
Sanoh Industrial Co Ltd	(6,700)	(48,376)	-0.03%
Sega Sammy Holdings Inc	(4,600)	(67,270)	-0.04%
Sojitz Corp	(204,900)	(343,379)	-0.21%
Sumitomo Corp	(31,500)	(337,613)	-0.21%
Sumitomo Rubber Industries	(3,700)	(68,423)	-0.04%
Suzuki Motor Corp	(600)	(18,072)	-0.01%
Tachi-S Co Ltd	(100)	(1,404)	0.00%
Taiho Kogyo Co	(700)	(8,252)	-0.01%
Takashimaya Co Ltd	(30,000)	(295,398)	-0.18%
Toei Co Ltd	(30,000)	(223,362)	-0.14%
Tokai Rika Co Ltd	(5,800)	(134,869)	-0.08%
Token Corp	(1,100)	(55,394)	-0.03%
Topre Corp	(3,600)	(56,398)	-0.03%
Toyo Wharf & Warehouse Co	(1,000)	(1,684)	0.00%
Toyoda Gosei Co Ltd	(700)	(15,676)	-0.01%
Toyota Boshoku Corp	(4,300)	(53,920)	-0.03%
Toyota Industries Corp	(5,900)	(338,436)	-0.21%
Toyota Motor Corp	(4,900)	(342,477)	-0.21%
Toyota Tsusho Corp	(2,900)	(77,009)	-0.05%
Tpr Co Ltd	(900)	(24,200)	-0.02%
Trusco Nakayama Corp	(1,100)	(34,530)	-0.02%
Tsuruha Holdings Inc	(400)	(30,682)	-0.02%
Wacoal Holdings Corp	(28,000)	(315,624)	-0.20%
Yamazen Corp	(7,800)	(64,187)	-0.04%
Yomiuri Land Co Ltd	(3,000)	(11,581)	-0.01%
Yuasa Trading Co Ltd	(1,600)	(33,523)	-0.02%
Consumer, Cyclical Total		(6,487,181)	-3.99%
Consumer, Non-Cyclical
Aderans Co Ltd	(1,000)	(10,347)	-0.01%
Arcs Co Ltd	(14,200)	(341,089)	-0.21%
Ariake Japan Co Ltd	(2,000)	(68,784)	-0.04%
As One Corp	(100)	(3,031)	0.00%
Asahi Intecc Co Ltd	(700)	(49,025)	-0.03%
Coca-Cola West Co Ltd	(1,800)	(29,805)	-0.02%
Daiichi Sankyo Co Ltd	(6,800)	(108,117)	-0.07%
Daikokutenbussan Co Ltd	(300)	(12,331)	-0.01%
Duskin Co Ltd	(3,700)	(64,165)	-0.04%
Eisai Co Ltd	(400)	(28,464)	-0.02%
Ezaki Glico Co Ltd	(1,800)	(72,936)	-0.05%
Fuji Oil Co Ltd	(4,000)	(63,832)	-0.04%
Funai Soken Holdings Inc	(3,100)	(29,310)	-0.02%
Hisamitsu Pharmaceutical Co	(8,200)	(337,052)	-0.21%
Intage Holdings Inc	(100)	(1,722)	0.00%
Jcr Pharmaceuticals Co Ltd	(500)	(10,476)	-0.01%
Kanamoto Co Ltd	(1,200)	(34,617)	-0.02%
Kao Corp	(4,600)	(230,115)	-0.14%
Katakura Industries Co Ltd	(1,600)	(16,395)	-0.01%
Kato Sangyo Co Ltd	(600)	(12,471)	-0.01%
Kikkoman Corp	(11,000)	(349,883)	-0.22%
Kissei Pharmaceutical Co Ltd	(2,400)	(75,038)	-0.05%
Kokuyo Co Ltd	(16,100)	(150,745)	-0.09%
Kyorin Holdings Inc	(1,000)	(23,962)	-0.01%
Mandom Corp	(500)	(18,322)	-0.01%
Mani Inc	(500)	(36,268)	-0.02%
Meitec Corp	(200)	(6,712)	0.00%
Message Co Ltd	(2,200)	(66,492)	-0.04%
Mochida Pharmaceutical Co	(2,100)	(138,144)	-0.09%
Morinaga & Co Ltd	(35,000)	(123,145)	-0.08%
Nichi-Iko Pharmaceutical Co	(4,900)	(113,083)	-0.07%
Nichirei Corp	(24,000)	(134,867)	-0.08%
Nihon Kohden Corp	(1,900)	(51,880)	-0.03%
Nihon M&A Center Inc	(200)	(6,920)	0.00%
Nishio Rent All Co Ltd	(900)	(25,925)	-0.02%
Nissui Pharmaceutical Co Ltd	(700)	(8,317)	-0.01%
Park24 Co Ltd	(200)	(4,097)	0.00%
Pigeon Corp	(500)	(42,146)	-0.03%
Rohto Pharmaceutical Co Ltd	(9,300)	(132,436)	-0.08%
Santen Pharmaceutical Co Ltd	(7,400)	(107,971)	-0.07%
Secom Co Ltd	(5,100)	(341,233)	-0.21%
Seven & I Holdings Co Ltd	(8,200)	(345,461)	-0.21%
Shiseido Co Ltd	(3,200)	(56,908)	-0.04%
Suzuken Co Ltd	(11,300)	(345,293)	-0.21%
Takara Holdings Inc	(21,200)	(153,777)	-0.10%
Tkc Corp	(400)	(8,031)	0.00%
Tohto Suisan Co Ltd	(8,000)	(13,540)	-0.01%
Toppan Forms Co Ltd	(7,800)	(88,574)	-0.05%
Toppan Printing Co Ltd	(45,000)	(347,424)	-0.22%
Warabeya Nichiyo Co Ltd	(2,200)	(40,977)	-0.03%
Wellnet Corp	(1,200)	(27,084)	-0.02%
Yakult Honsha Co Ltd	(3,300)	(230,290)	-0.14%
Yamazaki Baking Co Ltd	(5,000)	(90,337)	-0.06%
Consumer, Non-Cyclical Total		(5,229,366)	-3.26%
Energy
Idemitsu Kosan Co Ltd	(11,400)	(198,839)	-0.12%
Jx Holdings Inc	(15,200)	(58,575)	-0.04%
Energy Total		(257,414)	-0.16%
Financial
Acom Co Ltd***	(27,600)	(95,958)	-0.06%
Aeon Financial Service Co Ltd	(1,100)	(27,835)	-0.02%
Aizawa Securities Co Ltd	(14,500)	(96,231)	-0.06%
Asax Co Ltd	(700)	(9,782)	-0.01%
Bank Of Kyoto Ltd/The	(6,000)	(62,981)	-0.04%
Bank Of The Ryukyus Ltd	(300)	(4,315)	0.00%
Century Tokyo Leasing Corp	(11,300)	(344,351)	-0.21%
Chugoku Bank Ltd/The	(100)	(1,497)	0.00%
Daibiru Corp	(10,700)	(110,622)	-0.07%
Daikyo Inc	(2,000)	(3,018)	0.00%
Dbs Co Ltd	(1,000)	(7,020)	0.00%
Hachijuni Bank Ltd/The	(20,000)	(141,404)	-0.09%
Higo Bank Ltd/The	(25,000)	(153,618)	-0.10%
Hiroshima Bank Ltd/The	(14,000)	(75,638)	-0.05%
Hokuhoku Financial Group Inc	(3,000)	(6,703)	0.00%
Hyakugo Bank Ltd/The	(5,000)	(23,220)	-0.01%
Iwai Cosmo Holdings Inc	(7,900)	(111,643)	-0.07%
Iyo Bank Ltd/The	(900)	(10,708)	-0.01%
J Trust Co Ltd	(2,800)	(24,139)	-0.01%
Jaccs Co Ltd	(5,000)	(26,221)	-0.02%
Jafco Co Ltd	(700)	(26,088)	-0.02%
Japan Securities Finance Co	(38,100)	(241,103)	-0.15%
Jimoto Holdings Inc	(2,100)	(3,939)	0.00%
Kagoshima Bank Ltd/The	(20,000)	(136,235)	-0.08%
Keihanshin Building Co Ltd	(800)	(4,736)	0.00%
Keiyo Bank Ltd/The	(1,000)	(5,803)	0.00%
Marusan Securities Co Ltd	(5,300)	(54,352)	-0.03%
Mitsui Fudosan Co Ltd	(11,000)	(323,699)	-0.20%
Nanto Bank Ltd/The	(2,000)	(6,953)	0.00%
Nomura Holdings Inc-Adr	(3,775)	(22,159)	-0.01%
Nomura Real Estate Holdings	(6,800)	(122,801)	-0.08%
Oita Bank Ltd/The	(15,000)	(58,404)	-0.04%
Okasan Securities Group Inc	(2,000)	(15,925)	-0.01%
Orient Corp***	(13,300)	(21,623)	-0.01%
Orix - Sponsored Adr	(258)	(18,148)	-0.01%
Pocket Card Co Ltd	(700)	(3,163)	0.00%
Seven Bank Ltd	(8,300)	(41,036)	-0.03%
Shinsei Bank Ltd	(28,000)	(55,795)	-0.03%
Shizuoka Bank Ltd/The	(6,000)	(60,030)	-0.04%
Sumitomo Mitsui Trust Holdin	(22,000)	(90,887)	-0.06%
Sumitomo Mitsui-Spons Adr	(6,684)	(51,734)	-0.03%
Sumitomo Realty & Developmnt	(9,000)	(324,500)	-0.20%
T&D Holdings Inc	(17,300)	(238,643)	-0.15%
Takara Leben Co Ltd	(6,100)	(32,753)	-0.02%
Toc Co Ltd	(4,500)	(35,343)	-0.02%
Tokai Tokyo Financial Holdin	(28,200)	(218,189)	-0.14%
Tokio Marine Holdings Inc	(8,400)	(317,854)	-0.20%
Financial Total		(3,868,799)	-2.39%
Industrial
Ahresty Corp	(200)	(1,282)	0.00%

Aichi Corp	(3,100)	(15,740)	-0.01%
Anest Iwata Corp	(7,200)	(46,283)	-0.03%
Asahi Glass Co Ltd	(41,000)	(269,368)	-0.17%
Asahi Holdings Inc	(100)	(1,715)	0.00%
Azbil Corp	(2,000)	(54,361)	-0.03%
Central Glass Co Ltd	(2,000)	(9,455)	-0.01%
Chiyoda Corp	(7,000)	(59,997)	-0.04%
Chiyoda Integre Co Ltd	(2,000)	(48,491)	-0.03%
Chudenko Corp	(2,100)	(41,006)	-0.03%
Ckd Corp	(2,100)	(19,715)	-0.01%
Daifuku Co Ltd	(1,500)	(19,860)	-0.01%
Daiichi Jitsugyo Co Ltd	(1,000)	(5,036)	0.00%
Daiseki Co Ltd	(1,100)	(19,892)	-0.01%
Dmg Mori Seiki Co Ltd	(5,000)	(76,955)	-0.05%
Eagle Industry Co Ltd	(400)	(8,114)	-0.01%
East Japan Railway Co	(800)	(64,299)	-0.04%
Espec Corp	(900)	(9,020)	-0.01%
Fudo Tetra Corp	(800)	(1,587)	0.00%
Fujifilm Holdings Corp	(3,400)	(121,228)	-0.08%
Fujikura Ltd	(19,000)	(83,483)	-0.05%
Fujitsu General Ltd	(26,000)	(341,637)	-0.21%
Fukushima Industries Corp	(400)	(5,950)	0.00%
Funai Electric Co Ltd	(1,800)	(20,770)	-0.01%
Glory Ltd	(200)	(5,586)	0.00%
Gs Yuasa Corp	(32,000)	(144,339)	-0.09%
Hamamatsu Photonics Kk	(1,400)	(42,430)	-0.03%
Hankyu Hanshin Holdings Inc	(13,000)	(80,532)	-0.05%
Hanwa Co Ltd	(8,000)	(32,550)	-0.02%
Hisaka Works Ltd	(700)	(6,128)	0.00%
Hitachi Ltd	(50,000)	(343,172)	-0.21%
Hitachi Transport System Ltd	(1,100)	(16,664)	-0.01%
Ihi Corp	(49,000)	(230,007)	-0.14%
Iino Kaiun Kaisha Ltd	(2,300)	(12,196)	-0.01%
Inaba Denki Sangyo Co Ltd	(1,000)	(36,268)	-0.02%
Iriso Electronics Co Ltd	(100)	(7,020)	0.00%
Iseki & Co Ltd	(16,000)	(30,682)	-0.02%
Japan Pile Corp	(200)	(1,142)	0.00%
Kajima Corp	(25,000)	(116,308)	-0.07%
Kandenko Co Ltd	(15,000)	(87,169)	-0.05%
Kawasaki Heavy Industries	(46,000)	(232,800)	-0.14%
Kimoto Co Ltd	(200)	(487)	0.00%
Kintetsu Group Holdings Co Ltd	(5,000)	(18,384)	-0.01%
Kitano Construction Corp	(2,000)	(5,653)	0.00%
Komatsu Ltd	(3,200)	(63,032)	-0.04%
Komori Corp	(15,300)	(195,300)	-0.12%
Krosaki Harima Corp	(4,000)	(8,571)	-0.01%
Kumagai Gumi Co Ltd***	(30,000)	(93,797)	-0.06%
Kuroda Electric Co Ltd	(9,700)	(155,439)	-0.10%
Kyocera Corp	(6,300)	(346,253)	-0.21%
Kyowa Exeo Corp	(11,100)	(119,292)	-0.07%
Maeda Road Construction Co	(4,000)	(64,999)	-0.04%
Makino Milling Machine Co	(11,000)	(93,730)	-0.06%
Makita Corp	(2,500)	(130,065)	-0.08%
Mitsui High-Tec Inc	(11,000)	(82,816)	-0.05%
Namura Shipbuilding Co Ltd	(3,300)	(31,228)	-0.02%
Neturen Co Ltd	(5,100)	(37,844)	-0.02%
Nichicon Corp	(3,700)	(34,643)	-0.02%
Nichiha Corp	(100)	(1,171)	0.00%
Nichireki Co Ltd	(10,000)	(87,544)	-0.05%
Nihon Dempa Kogyo Co Ltd	(4,600)	(40,347)	-0.03%
Nikkiso Co Ltd	(17,000)	(152,368)	-0.09%
Nippo Corp	(16,000)	(264,932)	-0.16%
Nippon Konpo Unyu Soko Co	(5,700)	(100,085)	-0.06%
Nippon Pillar Packing Co Ltd	(3,200)	(26,707)	-0.02%
Nippon Road Co Ltd	(17,000)	(85,468)	-0.05%
Nippon Steel & Sumikin Texeng	(2,000)	(9,471)	-0.01%
Nippon Valqua Industries Ltd	(1,000)	(2,601)	0.00%
Nishi-Nippon Railroad Co Ltd	(8,000)	(36,752)	-0.02%
Noritsu Koki Co Ltd	(1,500)	(8,704)	-0.01%
Nsk Ltd	(23,000)	(337,119)	-0.21%
Odakyu Electric Railway Co	(30,000)	(306,403)	-0.19%
Oiles Corp	(3,000)	(58,629)	-0.04%
Onoken Co Ltd	(1,000)	(8,754)	-0.01%
Optex Co Ltd	(3,400)	(69,650)	-0.04%
Penta-Ocean Construction Co	(10,500)	(38,432)	-0.02%
Rinnai Corp	(2,600)	(193,147)	-0.12%
Ryobi Ltd	(7,000)	(20,602)	-0.01%
Sanki Engineering Co Ltd	(7,000)	(54,277)	-0.03%
Sanwa Holdings Corp	(2,000)	(14,874)	-0.01%
Senko Co Ltd	(25,000)	(162,581)	-0.10%
Shima Seiki Mfg Ltd	(600)	(10,255)	-0.01%
Shinagawa Refractories Co	(3,000)	(7,304)	0.00%
Shin-Etsu Polymer Co Ltd	(700)	(3,309)	0.00%
Shinko Plantech Co Ltd	(200)	(1,477)	0.00%
Shinko Shoji Co Ltd	(500)	(5,069)	0.00%
Shinnihon Corp	(5,600)	(21,851)	-0.01%
Sho-Bond Holdings Co Ltd	(1,200)	(52,826)	-0.03%
Sintokogio Ltd	(9,100)	(70,333)	-0.04%
Sk-Electronics Ltd	(1,800)	(26,308)	-0.02%
Sumitomo Densetsu Co Ltd	(900)	(10,250)	-0.01%
Sumitomo Osaka Cement Co Ltd	(26,000)	(79,990)	-0.05%
Sumitomo Riko Company Ltd	(500)	(4,390)	0.00%
Tadano Ltd	(20,000)	(269,468)	-0.17%
Taikisha Ltd	(200)	(4,986)	0.00%
Taiyo Yuden Co Ltd	(19,900)	(290,685)	-0.18%
Takasago Thermal Engineering	(100)	(1,251)	0.00%
Takisawa Machine Tool Co Ltd	(8,000)	(15,541)	-0.01%
Tamura Corp	(42,000)	(154,777)	-0.10%
Teikoku Electric Mfg Co Ltd	(100)	(956)	0.00%
Tenma Corp	(2,100)	(33,494)	-0.02%
Toa Corp	(21,000)	(35,018)	-0.02%
Toda Corp	(6,000)	(25,363)	-0.02%
Toho Zinc Co Ltd	(16,000)	(50,559)	-0.03%
Tomoe Corp	(6,800)	(25,343)	-0.02%
Toshiba Corp	(11,000)	(46,241)	-0.03%
Toshiba Machine Co Ltd	(24,000)	(101,251)	-0.06%
Toto Ltd	(14,000)	(208,354)	-0.13%
Toyo Corp	(300)	(2,874)	0.00%
Toyo Seikan Group Holdings Ltd	(23,700)	(348,169)	-0.22%
Tsugami Corp	(9,000)	(57,704)	-0.04%
Ukc Holdings Corp	(900)	(15,630)	-0.01%
Yamato Holdings Co Ltd	(1,200)	(27,734)	-0.02%
Yaskawa Electric Corp	(19,900)	(292,179)	-0.18%
Industrial Total		(8,633,327)	-5.32%
Technology
Capcom Co Ltd	(5,700)	(113,534)	-0.07%
Dena Co Ltd	(2,100)	(41,163)	-0.03%
Ferrotec Corp	(7,300)	(42,726)	-0.03%
Fujitsu Ltd	(5,000)	(34,146)	-0.02%
Infocom Corp	(6,700)	(58,263)	-0.04%
Melco Holdings Inc	(1,800)	(33,902)	-0.02%
Nomura Research Institute Lt	(900)	(33,917)	-0.02%
Nsd Co Ltd	(200)	(2,953)	0.00%
Ntt Data Corp	(1,200)	(52,326)	-0.03%
Obic Business Consultants	(300)	(10,355)	-0.01%
Obic Co Ltd	(8,000)	(340,170)	-0.21%
Ricoh Co Ltd	(6,900)	(75,248)	-0.05%
Shindengen Electric Mfg	(1,000)	(5,003)	0.00%
Shinkawa Ltd***	(4,100)	(26,082)	-0.02%
Square Enix Holdings Co Ltd	(1,800)	(38,614)	-0.02%
Sra Holdings Inc	(600)	(8,284)	-0.01%
Toshiba Tec Corp	(22,000)	(145,823)	-0.09%
Transcosmos Inc	(1,000)	(21,119)	-0.01%
Technology Total		(1,083,628)	-0.68%
Utilities
Chugoku Electric Power Co	(5,900)	(77,034)	-0.05%
Kansai Electric Power Co Inc***	(27,000)	(258,092)	-0.16%
Kyushu Electric Power Co Inc***	(15,200)	(147,640)	-0.09%
Osaka Gas Co Ltd	(25,000)	(104,782)	-0.06%
Utilities Total		(587,548)	-0.36%
Japan Total		(29,786,592)	-18.45%

Korea, Republic Of
Basic Materials
Posco-Adr	(1,086)	(59,361)	-0.04%

Luxembourg
Technology
Magnachip Semiconduct***	(658)	(3,599)	0.00%

Mexico
Communications
America Movil-Adr Series L	(4,696)	(96,080)	-0.06%
Consumer, Non-Cyclical
Fomento Economico Mex-Sp Adr	(3,099)	(289,757)	-0.18%
Financial
Grupo Fin Santander-Adr B	(1,186)	(12,951)	-0.01%
Industrial

Grupo Aeroportuario Sur-Adr	(1,134)	(152,432)	-0.09%
Mexico Total		(551,220)	-0.34%

Netherlands
Technology
Asml Holding Nv-Ny Reg Shs	(159)	(16,064)	-0.01%

Norway
Energy
Ocean Rig Udw Inc	(714)	(4,705)	0.00%

Peru
Financial
Credicorp Ltd	(477)	(67,081)	-0.04%

South Africa
Basic Materials
Gold Fields Ltd-Spons Adr	(4,289)	(17,199)	-0.01%

Turkey
Communications
Turkcell Iletisim Hizmet-Adr	(5,502)	(71,691)	-0.04%

United Kingdom
Basic Materials
Luxfer Holdings Plc-Adr	(658)	(8,797)	-0.01%

United States
Basic Materials
Commercial Metals Co***	(5,857)	(94,825)	-0.06%
Glatfelter	(8,457)	(232,821)	-0.14%
Huntsman Corp	(6,420)	(142,331)	-0.09%
Omnova Solutions Inc***	(572)	(4,879)	0.00%
Reliance Steel & Aluminum	(8,523)	(520,585)	-0.32%
Schulman (A.) Inc	(53)	(2,555)	0.00%
Shiloh Industries Inc***	(1,000)	(14,040)	-0.01%
Stepan Co	(100)	(4,166)	0.00%
Universal Stainless & Alloy***	(229)	(6,004)	0.00%
Wausau Paper Corp	(1,115)	(10,626)	-0.01%
Westlake Chemical Corp	(5,559)	(399,914)	-0.25%
Basic Materials Total	(37,885)	(1,432,746)	-0.88%
Communications
1-800-Flowers.Com Inc-Cl A***	(43)	(509)	0.00%
8X8 Inc***	(17,613)	(147,949)	-0.09%
Alliance Data Systems Corp***	(159)	(47,104)	-0.03%
Alliance Fiber Optic Product	(2,145)	(37,366)	-0.02%
Allot Communications Ltd***	(1,344)	(11,814)	-0.01%
Angie's List Inc***	(6,820)	(40,033)	-0.02%
Autobytel Inc***	(4,204)	(62,093)	-0.04%
Bankrate Inc***	(872)	(9,888)	-0.01%
Black Box Corp	(386)	(8,079)	-0.01%
Blue Nile Inc***	(286)	(9,106)	-0.01%
Calix Inc***	(129)	(1,082)	0.00%
Charter Communication-A***	(106)	(20,470)	-0.01%
Chinacache Internat-Spon Adr***	(4,060)	(48,192)	-0.03%
Clearfield Inc***	(1,072)	(15,887)	-0.01%
Cogent Communications Holdings	(1,857)	(65,608)	-0.04%
Comverse Inc - W/I***	(1,215)	(23,936)	-0.01%
Demand Media Inc***	(2,402)	(13,739)	-0.01%
Discovery Communications-A***	(5,100)	(156,876)	-0.10%
Entravision Communications-A	(958)	(6,064)	0.00%
Expedia Inc	(239)	(22,497)	-0.01%
F5 Networks Inc***	(3,070)	(352,866)	-0.22%
Factset Research Systems Inc	(80)	(12,736)	-0.01%
Fortinet Inc***	(3,555)	(124,247)	-0.08%
Global Sources Ltd***	(515)	(3,018)	0.00%
Gray Television Inc***	(550)	(7,601)	0.00%
Groupon Inc***	(3,474)	(25,048)	-0.02%
GTTCommunications Inc***	(2,974)	(56,149)	-0.03%
Harte-Hanks Inc	(629)	(4,906)	0.00%
Healthstream Inc***	(343)	(8,644)	-0.01%
Homeaway Inc***	(272)	(8,206)	-0.01%
Interpublic Group Of Cos Inc	(902)	(19,952)	-0.01%
Marchex Inc-Class B	(3,988)	(16,271)	-0.01%
Martha Stewart Living-A***	(600)	(3,900)	0.00%
Novatel Wireless Inc***	(7,377)	(35,557)	-0.02%
Ntelos Holdings Corp	(4,432)	(21,274)	-0.01%
Numerex Corp -Cl A***	(72)	(821)	0.00%
Orbcomm Inc***	(357)	(2,131)	0.00%
Pandora Media Inc***	(1,386)	(22,467)	-0.01%
Premiere Global Services Inc***	(714)	(6,826)	0.00%
Quinstreet Inc***	(3,060)	(18,207)	-0.01%
Ruckus Wireless Inc***	(615)	(7,915)	0.00%
Safeguard Scientifics Inc***	(357)	(6,455)	0.00%
Saga Communications Inc-Cl A	(143)	(6,369)	0.00%
Salem Media Group Inc	(258)	(1,589)	0.00%
Silicom Ltd	(815)	(33,814)	-0.02%
Sonus Networks Inc***	(515)	(4,058)	0.00%
Splunk Inc***	(586)	(34,691)	-0.02%
Stamps.Com Inc***	(367)	(24,695)	-0.02%
Tessco Technologies Inc	(243)	(5,992)	0.00%
Travelzoo Inc***	(1,615)	(15,569)	-0.01%
Tripadvisor Inc***	(372)	(30,939)	-0.02%
Viacom Inc-Class A	(171)	(11,746)	-0.01%
Vonage Holdings Corp***	(557)	(2,735)	0.00%
Yandex Nv-A***	(557)	(8,447)	-0.01%
Communications Total		(1,694,133)	-1.02%
Consumer, Cyclical
Accuride Corp***	(1,029)	(4,795)	0.00%
Asbury Automotive Group***	(1,864)	(154,898)	-0.10%
Ascena Retail Group Inc***	(34,497)	(500,551)	-0.31%
Autozone Inc***	(507)	(345,855)	-0.21%
AV Homes Inc***	(829)	(13,231)	-0.01%
Beacon Roofing Supply Inc***	(11,517)	(360,482)	-0.22%
Big 5 Sporting Goods Corp	(1,029)	(13,655)	-0.01%
Black Diamond Inc***	(3,517)	(33,236)	-0.02%
Bloomin' Brands Inc	(285)	(6,934)	0.00%
Bravo Brio Restaurant Group***	(772)	(11,341)	-0.01%
Brown Shoe Company Inc	(3,107)	(101,910)	-0.06%
Build-A-Bear Workshop Inc***	(972)	(19,100)	-0.01%
Carmike Cinemas Inc***	(624)	(20,966)	-0.01%
Carnival Corp	(626)	(29,948)	-0.02%
Cheesecake Factory Inc/The	(1,645)	(81,148)	-0.05%
Children'S Place Inc/The	(1,061)	(68,106)	-0.04%
Christopher & Banks Corp***	(4,132)	(22,974)	-0.01%
Chuy's Holdings Inc***	(1,143)	(25,752)	-0.02%
Cinemark Holdings Inc	(2,865)	(129,126)	-0.08%
Columbia Sportswear Co	(3,792)	(230,933)	-0.14%
Commercial Vehicle Group Inc	(1,572)	(10,124)	-0.01%
Cooper Tire & Rubber	(8,262)	(353,944)	-0.22%
Del Frisco's Restaurant Grou***	(357)	(7,194)	0.00%
Destination Maternity Corp	(1,158)	(17,439)	-0.01%
Destination Xl Group Inc***	(743)	(3,670)	0.00%
Dillards Inc-Cl A	(3,701)	(505,224)	-0.31%
Dollar General Corp***	(3,125)	(235,563)	-0.15%
Dr Horton Inc	(16,666)	(474,648)	-0.29%
Flexsteel Inds	(57)	(1,784)	0.00%
Foot Locker Inc	(410)	(25,830)	-0.02%
Francescas Holdings Corp***	(2,788)	(49,626)	-0.03%
Fred'S Inc-Class A	(85)	(1,453)	0.00%
Fuel Systems Solutions Inc***	(1,115)	(12,310)	-0.01%
Gentherm Inc***	(1,397)	(70,562)	-0.04%
Gnc Holdings Inc-Cl A	(171)	(8,391)	-0.01%
Haverty Furniture	(300)	(7,464)	0.00%
Hni Corp	(1,576)	(86,948)	-0.05%
Houston Wire & Cable Co	(515)	(5,011)	0.00%
Ignite Restaurant Group Inc***	(2,044)	(9,913)	-0.01%
Ingram Micro Inc-Cl A***	(10,849)	(272,527)	-0.17%
Interface Inc-Class A	(21,174)	(439,996)	-0.27%
Kimball International-B	(772)	(8,091)	-0.01%
Kohls Corp	(3,481)	(272,388)	-0.17%
Kona Grill Inc***	(43)	(1,222)	0.00%
Las Vegas Sands Corp	(5,771)	(317,636)	-0.20%
La-Z-Boy Inc	(327)	(9,192)	-0.01%
Lithia Motors Inc-Cl A	(212)	(21,075)	-0.01%
LKQ Corp***	(14,342)	(366,582)	-0.23%
Luby's Inc***	(1,015)	(5,268)	0.00%
Mcdonald'S Corp	(557)	(54,274)	-0.03%
Meritage Homes Corp***	(10,657)	(518,356)	-0.32%
MGM Resorts International***	(14,377)	(302,348)	-0.19%
Modine Manufacturing Co***	(315)	(4,243)	0.00%
Monarch Casino & Resort Inc***	(515)	(9,857)	-0.01%
Movado Group Inc	(530)	(15,116)	-0.01%
Oxford Industries Inc	(3,318)	(250,343)	-0.16%
Pep Boys-Manny Moe & Jack***	(2,016)	(19,394)	-0.01%
Pier 1 Imports Inc	(4,138)	(57,849)	-0.04%
Pool Corp	(292)	(20,370)	-0.01%
Pricesmart Inc	(6,024)	(511,920)	-0.32%

Pvh Corp	(3,275)	(348,984)	-0.22%
Republic Airways Holdings In***	(479)	(6,586)	0.00%
Rite Aid Corp***	(30,158)	(262,073)	-0.16%
Roundy'S Inc***	(10,823)	(52,924)	-0.03%
Royal Caribbean Cruises Ltd	(1,326)	(108,533)	-0.07%
Ruby Tuesday Inc***	(944)	(5,673)	0.00%
Ryland Group Inc/The	(10,586)	(515,962)	-0.32%
Sally Beauty Holdings Inc***	(2,627)	(90,290)	-0.06%
Sears Hometown And Outlet Stores Inc***	(1,172)	(9,048)	-0.01%
Shoe Carnival Inc	(172)	(5,064)	0.00%
Standard Pacific Corp***	(47,054)	(423,486)	-0.26%
Starbucks Corp	(80)	(7,576)	0.00%
Supreme Inds Inc-Class A	(1,473)	(11,534)	-0.01%
Systemax Inc***	(258)	(3,153)	0.00%
Target Corp	(265)	(21,749)	-0.01%
Tiffany & Co	(3,092)	(272,127)	-0.17%
Tilly's Inc-Class A Shrs***	(557)	(8,717)	-0.01%
Tjx Companies Inc	(937)	(65,637)	-0.04%
Town Sports International	(6,033)	(41,085)	-0.03%
Vail Resorts Inc	(2,077)	(214,803)	-0.13%
Vitamin Shoppe Inc***	(398)	(16,394)	-0.01%
Voxx International Corp***	(3,903)	(35,751)	-0.02%
Wabco Holdings Inc***	(4,082)	(501,596)	-0.31%
Wesco Aircraft Holdings Inc***	(1,129)	(17,296)	-0.01%
Wolverine World Wide Inc	(12,947)	(433,077)	-0.27%
Ww Grainger Inc	(76)	(17,922)	-0.01%
Consumer, Cyclical Total		(11,037,126)	-6.82%
Consumer, Non-Cyclical
Acco Brands Corp***	(28,844)	(239,694)	-0.15%
Affymetrix Inc***	(292)	(3,668)	0.00%
Alliance Healthcare Service***	(429)	(9,515)	-0.01%
Alnylam Pharmaceuticals Inc***	(425)	(44,379)	-0.03%
Amgen Inc	(610)	(97,509)	-0.06%
Amicus Therapeutics Inc***	(2,045)	(22,250)	-0.01%
Arc Document Solutions Inc***	(1,802)	(16,632)	-0.01%
Array Biopharma Inc***	(4,861)	(35,826)	-0.02%
Ascent Capital Group Inc-A***	(104)	(4,140)	0.00%
Assembly Biosciences Inc	(2,759)	(36,529)	-0.02%
Avon Products Inc	(438)	(3,500)	0.00%
B&G Foods Inc	(7,157)	(210,631)	-0.13%
Barrett Business Svcs Inc	(1,787)	(76,555)	-0.05%
Biogen Inc***	(80)	(33,779)	-0.02%
Brink'S Co/The	(1,964)	(54,265)	-0.03%
Bunge Ltd	(1,114)	(91,749)	-0.06%
Capella Education Co	(451)	(29,261)	-0.02%
Cardinal Health Inc	(3,187)	(287,690)	-0.18%
Career Education Corp***	(5,362)	(26,971)	-0.02%
Cdi Corp	(129)	(1,812)	0.00%
Centene Corp***	(690)	(48,776)	-0.03%
Cigna Corp	(3,200)	(414,208)	-0.26%
Clovis Oncology Inc***	(429)	(31,845)	-0.02%
Columbia Laboratories Inc***	(71)	(441)	0.00%
Corporate Executive Board Co	(1,390)	(111,005)	-0.07%
Corvel Corp***	(314)	(10,805)	-0.01%
Craft Brew Alliance Inc***	(943)	(12,863)	-0.01%
Ctpartners Executive Search***	(2,245)	(11,247)	-0.01%
Cytokinetics Inc***	(8,607)	(58,355)	-0.04%
Derma Sciences Inc***	(1,458)	(12,349)	-0.01%
Diamond Foods Inc***	(3,851)	(125,427)	-0.08%
Dynavax Technologies Corp***	(43)	(964)	0.00%
Electro Rent Corp	(329)	(3,731)	0.00%
Endologix Inc***	(4,218)	(72,001)	-0.04%
Ennis Inc	(715)	(10,096)	-0.01%
Epirus Biopharmaceuticals Inc***	(5,232)	(46,826)	-0.03%
Five Star Quality Care***	(1,630)	(7,237)	0.00%
Flowers Foods Inc	(20,723)	(471,241)	-0.29%
General Mills Inc	(9,175)	(519,305)	-0.32%
Great Lakes Dredge & Dock Co***	(258)	(1,551)	0.00%
Greatbatch Inc***	(4,778)	(276,407)	-0.17%
Helen Of Troy Ltd***	(1,421)	(115,797)	-0.07%
Heron Therapeutics Inc***	(643)	(9,356)	-0.01%
Impax Laboratories Inc***	(10,732)	(503,009)	-0.31%
Insulet Corp***	(1,626)	(54,227)	-0.03%
Inter Parfums Inc	(4,178)	(136,286)	-0.08%
Invacare Corp	(300)	(5,823)	0.00%
Inventure Foods Inc***	(829)	(9,277)	-0.01%
Ironwood Pharmaceuticals Inc***	(6,642)	(106,272)	-0.07%
J & J Snack Foods Corp	(2,123)	(226,524)	-0.14%
K12 Inc***	(7,919)	(124,487)	-0.08%
Kellogg Co	(4,696)	(309,701)	-0.19%
Kelly Services Inc -A	(1,115)	(19,446)	-0.01%
Landauer Inc	(214)	(7,520)	0.00%
Lifelock Inc***	(658)	(9,284)	-0.01%
Ligand Pharmaceuticals-Cl B***	(4,752)	(366,427)	-0.23%
Luminex Corp***	(1,087)	(17,392)	-0.01%
Magellan Health Inc***	(7,302)	(517,128)	-0.32%
Masimo Corporation***	(3,952)	(130,337)	-0.08%
Mccormick & Co-Non Vtg Shrs	(6,547)	(504,839)	-0.31%
Medgenics Inc - Unrestricted***	(1,973)	(15,883)	-0.01%
Momenta Pharmaceuticals Inc***	(7,548)	(114,730)	-0.07%
Moneygram International Inc***	(2,330)	(20,131)	-0.01%
Moody's Corp	(1,754)	(182,065)	-0.11%
National Beverage Corp***	(214)	(5,224)	0.00%
Natural Grocers By Vitamin Cottage Inc***	(2,102)	(58,036)	-0.04%
Natus Medical Inc***	(2,165)	(85,453)	-0.05%
Nutraceutical Intl Corp***	(14)	(276)	0.00%
Omega Protein Corp***	(1,816)	(24,861)	-0.02%
Pacific Biosciences Of Calif***	(1,158)	(6,763)	0.00%
Performant Financial Corp***	(2,845)	(9,673)	-0.01%
Pernix Therapeutics Holdings***	(3,903)	(41,723)	-0.03%
Pharmerica Corp***	(1,706)	(48,092)	-0.03%
PHH Corp***	(4,581)	(110,723)	-0.07%
Post Holdings Inc***	(286)	(13,396)	-0.01%
Prestige Brands Holdings Inc***	(594)	(25,477)	-0.02%
Providence Service Corp***	(458)	(24,329)	-0.02%
Radnet Inc***	(2,045)	(17,178)	-0.01%
Reed's Inc***	(2,144)	(11,985)	-0.01%
Regeneron Pharmaceuticals***	(53)	(23,928)	-0.01%
Retrophin Inc***	(1,887)	(45,213)	-0.03%
Rollins Inc	(2,592)	(64,100)	-0.04%
RPX Corp***	(944)	(13,584)	-0.01%
Seneca Foods Corp - Cl A***	(258)	(7,691)	0.00%
Sinovac Biotech Ltd***	(472)	(2,341)	0.00%
SP Plus Corp***	(129)	(2,819)	0.00%
Staar Surgical Co***	(1,859)	(13,812)	-0.01%
Supervalu Inc***	(9,434)	(109,717)	-0.07%
Tejon Ranch Co***	(944)	(24,969)	-0.02%
Tesaro Inc***	(414)	(23,764)	-0.01%
Thoratec Corp***	(531)	(22,244)	-0.01%
Tonix Pharmaceuticals Holdin***	(2,387)	(15,086)	-0.01%
Tree.Com Inc***	(543)	(30,413)	-0.02%
Trueblue Inc***	(1,463)	(35,624)	-0.02%
United Therapeutics Corp***	(186)	(32,073)	-0.02%
Universal Technical Institut	(1,158)	(11,117)	-0.01%
Village Super Market-Class A	(143)	(4,496)	0.00%
West Pharmaceutical Services	(8,705)	(524,128)	-0.33%
Western Union Co	(24,824)	(516,587)	-0.32%
Xenoport Inc***	(43)	(306)	0.00%
Consumer, Non-Cyclical Total		(9,086,177)	-5.64%
Diversified
National Bank Hold-Cl A	(714)	(13,430)	-0.01%
Resource America Inc-Cl A	(430)	(3,913)	0.00%
Diversified Total		(17,343)	-0.01%
Energy
Anadarko Petroleum Corp	(594)	(49,189)	-0.03%
Atwood Oceanics Inc	(3,073)	(86,382)	-0.05%
Basic Energy Services Inc***	(5,653)	(39,175)	-0.02%
Bonanza Creek Energy Inc***	(658)	(16,226)	-0.01%
Callon Petroleum Co***	(5,204)	(38,874)	-0.02%
Cameron International Corp***	(2,069)	(93,353)	-0.06%
Eog Resources Inc	(341)	(31,266)	-0.02%
First Solar Inc***	(6,884)	(411,594)	-0.26%
Forum Energy Technologies In***	(386)	(7,566)	0.00%
Futurefuel Corp	(872)	(8,955)	-0.01%
Halliburton Co	(11,554)	(506,990)	-0.31%
Matador Resources Co***	(272)	(5,962)	0.00%
Mitcham Industries Inc***	(857)	(3,942)	0.00%
MRC Global Inc***	(1,301)	(15,417)	-0.01%
Nabors Industries Ltd	(32,172)	(439,148)	-0.27%
Noble Energy Inc	(7,363)	(360,051)	-0.22%
Panhandle Oil And Gas Inc-A	(600)	(11,874)	-0.01%
Pioneer Energy Services Corp***	(2,330)	(12,629)	-0.01%
Pioneer Natural Resources Co	(1,275)	(208,475)	-0.13%
Range Resources Corp	(3,305)	(171,992)	-0.11%
Rosetta Resources Inc***	(1,184)	(20,152)	-0.01%
Rowan Cos Plc	(2,196)	(38,891)	-0.02%
Sm Energy Co	(1,088)	(56,228)	-0.03%
Superior Energy Services Inc	(5,318)	(118,804)	-0.07%

Tesco Corp	(2,060)	(23,422)	-0.01%
Transatlantic Petroleum Ltd***	(1,129)	(6,029)	0.00%
Unit Corp***	(557)	(15,585)	-0.01%
Vaalco Energy Inc***	(2,130)	(5,219)	0.00%
Westmoreland Coal Co***	(200)	(5,352)	0.00%
WPX Energy Inc***	(443)	(4,842)	0.00%
Energy Total		(2,813,584)	-1.70%
Financial
Affiliated Managers Group***	(467)	(100,302)	-0.06%
Alexander & Baldwin Inc-W/I	(600)	(25,908)	-0.02%
Amer Natl Bnkshs/Danville Va	(214)	(4,832)	0.00%
American National Insurance	(85)	(8,363)	-0.01%
American Realty Capital Prop	(5,190)	(51,122)	-0.03%
Baldwin & Lyons Inc -Cl B	(272)	(6,381)	0.00%
Banc Of California Inc	(1,973)	(24,288)	-0.02%
Bancorp Inc/The***	(6,148)	(55,516)	-0.03%
Bank Of America Corp	(1,061)	(16,329)	-0.01%
Bankunited Inc	(300)	(9,822)	-0.01%
BBX Capital Corp***	(1,429)	(26,579)	-0.02%
Berkshire Hills Bancorp Inc	(43)	(1,191)	0.00%
Bgc Partners Inc-Cl A	(31,865)	(301,124)	-0.19%
Camden National Corp	(86)	(3,426)	0.00%
Campus Crest Communities Inc	(3,074)	(22,010)	-0.01%
Cascade Bancorp***	(2,974)	(14,275)	-0.01%
Cathay General Bancorp	(18,204)	(517,904)	-0.32%
CBRE Group Inc - A***	(2,291)	(88,685)	-0.06%
Chemical Financial Corp	(386)	(12,105)	-0.01%
Cnb Financial Corp/Pa	(443)	(7,540)	0.00%
Community Trust Bancorp Inc	(572)	(18,968)	-0.01%
Cons Tomoka Land Co-Florida	(314)	(18,733)	-0.01%
Consumer Portfolio Services***	(3,760)	(26,282)	-0.02%
Dime Community Bancshares	(858)	(13,814)	-0.01%
Emc Ins Group Inc	(43)	(1,453)	0.00%
Employers Holdings Inc	(186)	(5,020)	0.00%
Enstar Group Ltd***	(14)	(1,986)	0.00%
Enterprise Bancorp Inc	(86)	(1,828)	0.00%
Farmers Capital Bank Corp***	(129)	(2,999)	0.00%
FBR & Co***	(729)	(16,847)	-0.01%
Federal Agric Mtg Corp-Cl C	(429)	(12,094)	-0.01%
Federated National Holding Co	(2,059)	(63,005)	-0.04%
First Bancorp Puerto Rico***	(6,591)	(40,864)	-0.03%
First Connecticut Bancorp	(300)	(4,611)	0.00%
First Interstate Bancsys/Mt	(171)	(4,757)	0.00%
First Of Long Island Corp	(285)	(7,268)	0.00%
First Potomac Realty Trust	(500)	(5,945)	0.00%
Flagstar Bancorp Inc***	(1,330)	(19,298)	-0.01%
Flushing Financial Corp	(171)	(3,432)	0.00%
Gain Capital Holdings Inc	(7,849)	(76,685)	-0.05%
Getty Realty Corp	(500)	(9,100)	-0.01%
Government Properties Income	(129)	(2,948)	0.00%
Heritage Financial Corp	(214)	(3,638)	0.00%
Home Bancshares Inc	(479)	(16,233)	-0.01%
Homestreet Inc	(1,344)	(24,622)	-0.02%
Hudson City Bancorp Inc	(47,200)	(494,656)	-0.31%
International Bancshares Crp	(676)	(17,596)	-0.01%
Investors Real Estate Trust	(129)	(968)	0.00%
Istar Financial Inc***	(386)	(5,018)	0.00%
Jmp Group Llc	(472)	(3,955)	0.00%
Jpmorgan Chase & Co	(3,126)	(189,373)	-0.12%
Mack-Cali Realty Corp	(1,287)	(24,813)	-0.02%
Manning & Napier Inc	(1,930)	(25,109)	-0.02%
Marlin Business Services Inc	(714)	(14,301)	-0.01%
Merchants Bancshares Inc	(214)	(6,242)	0.00%
Meta Financial Group Inc	(430)	(17,084)	-0.01%
Montpelier Re Holdings Ltd	(10,501)	(403,658)	-0.25%
National Interstate Corp	(586)	(16,455)	-0.01%
Newstar Financial Inc***	(2,001)	(23,472)	-0.01%
Northrim Bancorp Inc	(443)	(10,871)	-0.01%
Oceanfirst Financial Corp	(472)	(8,151)	-0.01%
Old Line Bancshares Inc	(186)	(2,939)	0.00%
Oppenheimer Holdings-Cl A	(886)	(20,786)	-0.01%
Oritani Financial Corp	(372)	(5,413)	0.00%
Parkway Properties Inc	(57)	(989)	0.00%
Peapack Gladstone Finl Corp	(772)	(16,675)	-0.01%
Peoples Bancorp Inc	(43)	(1,017)	0.00%
Phoenix Companies Inc***	(515)	(25,745)	-0.02%
Provident Financial Hldgs	(86)	(1,375)	0.00%
Pzena Investment Managm-Cl A	(1,944)	(17,826)	-0.01%
Rait Financial Trust	(300)	(2,058)	0.00%
Rayonier Inc	(944)	(25,450)	-0.02%
Realogy Holdings Corp***	(229)	(10,415)	-0.01%
Regional Management Corp***	(4,218)	(62,258)	-0.04%
Republic Bancorp Inc-Class A	(243)	(6,009)	0.00%
Rli Corp	(4,035)	(211,474)	-0.13%
Select Income Reit	(615)	(15,369)	-0.01%
Senior Housing Prop Trust	(57)	(1,265)	0.00%
Solar Capital Ltd	(8,494)	(171,919)	-0.11%
South State Corp	(311)	(21,269)	-0.01%
Southwest Bancorp Inc/Okla	(86)	(1,530)	0.00%
State Auto Financial Corp	(43)	(1,044)	0.00%
Sun Bancorp Inc-Nj***	(129)	(2,439)	0.00%
Trico Bancshares	(258)	(6,226)	0.00%
Trustmark Corp	(17,219)	(418,077)	-0.26%
Union Bankshares Corp	(515)	(11,438)	-0.01%
United Financial Bancorp Inc/N	(214)	(2,660)	0.00%
United Insurance Holdings Co	(1,773)	(39,893)	-0.02%
Univest Corp Of Pennsylvania	(486)	(9,618)	-0.01%
Virtus Investment Partners	(637)	(83,300)	-0.05%
Wageworks Inc***	(229)	(12,213)	-0.01%
Walker & Dunlop Inc***	(729)	(12,925)	-0.01%
Webster Financial Corp	(13,867)	(513,772)	-0.32%
Wintrust Financial Corp	(53)	(2,527)	0.00%
Yadkin Financial Corp***	(300)	(6,090)	0.00%
Financial Total		(4,705,857)	-2.91%
Industrial
Aecom***	(7,716)	(237,807)	-0.15%
AEP Industries Inc***	(43)	(2,367)	0.00%
Alamo Group Inc	(100)	(6,313)	0.00%
Albany Intl Corp-Cl A	(883)	(35,099)	-0.02%
Amerco***	(53)	(17,511)	-0.01%
American Science & Engineeri	(157)	(7,671)	0.00%
Belden Inc	(4,689)	(438,703)	-0.27%
Benchmark Electronics Inc***	(12,301)	(295,593)	-0.18%
Broadwind Energy Inc***	(3,217)	(16,085)	-0.01%
Builders Firstsource Inc***	(686)	(4,576)	0.00%
Carlisle Cos Inc	(27)	(2,501)	0.00%
Casella Waste Systems Inc-A***	(1,115)	(6,133)	0.00%
Chart Industries Inc***	(1,382)	(48,474)	-0.03%
Cognex Corp	(3,840)	(190,426)	-0.12%
Covenant Transport Grp-Cl A***	(343)	(11,374)	-0.01%
Csx Corp	(4,335)	(143,575)	-0.09%
Dover Corp	(2,229)	(154,068)	-0.10%
Drew Industries Inc***	(8,247)	(507,520)	-0.31%
Ducommun Inc***	(429)	(11,111)	-0.01%
Dynamic Materials Corp	(372)	(4,750)	0.00%
Eagle Materials Inc	(195)	(16,294)	-0.01%
Electro Scientific Inds Inc	(1,716)	(10,605)	-0.01%
Exelis Inc	(272)	(6,629)	0.00%
Fluidigm Corp***	(86)	(3,621)	0.00%
Franklin Electric Co Inc	(13,045)	(497,536)	-0.31%
Freightcar America Inc	(286)	(8,989)	-0.01%
Furmanite Corp***	(1,372)	(10,825)	-0.01%
Gencorp Inc***	(22,437)	(520,314)	-0.32%
General Cable Corp	(6,352)	(109,445)	-0.07%
Genesee & Wyoming Inc-Cl A***	(636)	(61,336)	-0.04%
Gibraltar Industries Inc***	(114)	(1,871)	0.00%
Global Power Equipment Group	(643)	(8,488)	-0.01%
Gorman-Rupp Co	(43)	(1,288)	0.00%
Graham Corp	(500)	(11,985)	-0.01%
Hardinge Inc	(714)	(8,282)	-0.01%
Haynes International Inc	(43)	(1,918)	0.00%
Heritage-Crystal Clean Inc***	(829)	(9,699)	-0.01%
Hexcel Corp	(10,002)	(514,303)	-0.32%
Hudson Technologies Inc***	(2,488)	(10,375)	-0.01%
Hurco Companies Inc	(186)	(6,125)	0.00%
Hyster-Yale Materials	(214)	(15,684)	-0.01%
Identiv Inc***	(2,574)	(22,085)	-0.01%
Intl Shipholding Corp	(714)	(8,647)	-0.01%
Jacobs Engineering Group Inc***	(8,640)	(390,182)	-0.24%
Kemet Corp***	(286)	(1,184)	0.00%
LMI Aerospace Inc***	(172)	(2,100)	0.00%
LSB Industries Inc***	(12,412)	(512,988)	-0.32%
LSI Industries Inc	(85)	(693)	0.00%
Manitex International Inc***	(1,000)	(9,730)	-0.01%
Matson Inc	(5,076)	(214,004)	-0.13%
Methode Electronics Inc	(4,818)	(226,639)	-0.14%
MFRI Inc***	(1,186)	(7,413)	0.00%
Mueller Industries Inc	(4,763)	(172,087)	-0.11%

Mueller Water Products Inc-A	(30,179)	(297,263)	-0.18%
Nn Inc	(557)	(13,970)	-0.01%
Norfolk Southern Corp	(806)	(82,954)	-0.05%
Northwest Pipe Co***	(300)	(6,885)	0.00%
Olympic Steel Inc	(672)	(9,045)	-0.01%
Orion Marine Group Inc***	(672)	(5,954)	0.00%
Perkinelmer Inc	(10,018)	(512,321)	-0.32%
PGT Inc***	(1,195)	(13,354)	-0.01%
Powell Industries Inc	(328)	(11,077)	-0.01%
Powersecure International In***	(6,562)	(86,356)	-0.05%
Quality Distribution Inc***	(772)	(7,975)	0.00%
Raytheon Company	(186)	(20,321)	-0.01%
Roadrunner Transportation Sy***	(1,258)	(31,790)	-0.02%
Ryder System Inc	(5,246)	(497,793)	-0.31%
Sifco Industries***	(85)	(1,852)	0.00%
Simpson Manufacturing Co Inc	(3,692)	(137,970)	-0.09%
Snap-On Inc	(3,451)	(507,504)	-0.31%
Sonoco Products Co	(133)	(6,046)	0.00%
Sparton Corp***	(172)	(4,214)	0.00%
Stealthgas Inc***	(1,544)	(10,113)	-0.01%
Stericycle Inc***	(106)	(14,886)	-0.01%
Teledyne Technologies Inc***	(4,812)	(513,585)	-0.32%
Terex Corp	(3,488)	(92,746)	-0.06%
Thermo Fisher Scientific Inc	(2,354)	(316,236)	-0.20%
Tidewater Inc	(75)	(1,436)	0.00%
Timken Co	(106)	(4,467)	0.00%
Tredegar Corp	(229)	(4,605)	0.00%
Trinity Industries Inc	(10,062)	(357,302)	-0.22%
TTM Technologies***	(343)	(3,090)	0.00%
Twin Disc Inc	(543)	(9,595)	-0.01%
Vicor Corp***	(2,288)	(34,778)	-0.02%
Waters Corp***	(53)	(6,589)	0.00%
Woodward Inc	(249)	(12,701)	-0.01%
Zagg Inc***	(4,032)	(34,957)	-0.02%
Industrial Total		(9,216,751)	-5.70%
Technology
Agilysys Inc***	(486)	(4,782)	0.00%
Altera Corp	(4,749)	(203,780)	-0.13%
Amdocs Ltd	(1,459)	(79,370)	-0.05%
Amtech Systems Inc***	(1,501)	(16,781)	-0.01%
Analog Devices Inc	(8,031)	(505,953)	-0.31%
Brightcove***	(4,361)	(31,966)	-0.02%
Ca Inc	(3,714)	(121,114)	-0.08%
Chipmos Technologies Bermuda	(80)	(1,973)	0.00%
Computer Programs & Systems	(2,714)	(147,262)	-0.09%
Computer Task Group Inc	(1,816)	(13,275)	-0.01%
Concurrent Computer Corp	(686)	(4,342)	0.00%
Convergys Corp	(2,192)	(50,131)	-0.03%
Cornerstone Ondemand Inc***	(586)	(16,930)	-0.01%
Dot Hill Systems Corp***	(2,774)	(14,702)	-0.01%
Ebix Inc	(159)	(4,830)	0.00%
Electronic Arts Inc***	(3,120)	(183,503)	-0.11%
Emulex Corp***	(3,960)	(31,561)	-0.02%
Entegris Inc***	(982)	(13,444)	-0.01%
Exa Corp***	(100)	(1,188)	0.00%
Exar Corp***	(14)	(141)	0.00%
Exlservice Holdings Inc***	(4,000)	(148,800)	-0.09%
Fairchild Semiconductor Inte***	(6,247)	(113,570)	-0.07%
Formfactor Inc***	(643)	(5,703)	0.00%
Guidance Software Inc***	(1,673)	(9,051)	-0.01%
Icad Inc***	(71)	(680)	0.00%
IHS Inc-Class A***	(1,234)	(140,380)	-0.09%
Imation Corp***	(1,801)	(7,258)	0.00%
Immersion Corporation***	(1,716)	(15,753)	-0.01%
Imperva Inc***	(1,686)	(71,992)	-0.04%
Incontact Inc***	(1,901)	(20,721)	-0.01%
Infoblox Inc***	(1,787)	(42,656)	-0.03%
Innerworkings Inc***	(1,958)	(13,158)	-0.01%
Intel Corp	(1,645)	(51,439)	-0.03%
Jack Henry & Associates Inc	(7,467)	(521,869)	-0.32%
Jive Software Inc***	(2,845)	(14,595)	-0.01%
Linear Technology Corp	(1,296)	(60,653)	-0.04%
Mantech International Corp-A	(4,243)	(144,007)	-0.09%
Maxlinear Inc-Class A***	(43)	(350)	0.00%
Micron Technology Inc***	(3,582)	(97,180)	-0.06%
Microsemi Corp***	(4,083)	(144,538)	-0.09%
Monotype Imaging Holdings In	(1,089)	(35,545)	-0.02%
Nanometrics Inc***	(300)	(5,046)	0.00%
Netsol Technologies Inc***	(5,047)	(29,323)	-0.02%
Omnicell Inc***	(2,936)	(103,054)	-0.06%
PDF Solutions Inc***	(1,087)	(19,479)	-0.01%
Proofpoint Inc***	(143)	(8,468)	-0.01%
Pros Holdings Inc***	(357)	(8,821)	-0.01%
PTC Inc***	(13,888)	(502,329)	-0.31%
Rambus Inc***	(133)	(1,672)	0.00%
Red Hat Inc***	(2,786)	(211,040)	-0.13%
Richardson Elec Ltd	(300)	(2,694)	0.00%
Rosetta Stone Inc***	(729)	(5,548)	0.00%
Rudolph Technologies Inc***	(143)	(1,576)	0.00%
Sciquest Inc***	(1,058)	(17,912)	-0.01%
Seachange International Inc***	(2,273)	(17,843)	-0.01%
Semtech Corp***	(345)	(9,193)	-0.01%
Sigma Designs Inc***	(157)	(1,261)	0.00%
Silicon Graphics Internation***	(972)	(8,447)	-0.01%
Syntel Inc***	(1,572)	(81,320)	-0.05%
Tangoe Inc/Ct***	(901)	(12,434)	-0.01%
Ultra Clean Holdings***	(86)	(615)	0.00%
Unisys Corp***	(186)	(4,317)	0.00%
Vocera Communications Inc***	(1,458)	(14,463)	-0.01%
Technology Total		(4,173,781)	-2.57%
Utilities
Agl Resources Inc	(1,288)	(63,949)	-0.04%
Ameren Corporation	(53)	(2,237)	0.00%
Ameresco Inc-Cl A***	(1,859)	(13,757)	-0.01%
American Water Works Co Inc	(4,986)	(270,291)	-0.17%
Atmos Energy Corp	(226)	(12,498)	-0.01%
Avista Corp	(1,439)	(49,185)	-0.03%
Black Hills Corp	(372)	(18,764)	-0.01%
Genie Energy Ltd-B	(772)	(6,137)	0.00%
Northwest Natural Gas Co	(4,342)	(208,191)	-0.13%
Oge Energy Corp	(3,555)	(112,374)	-0.07%
Pico Holdings Inc***	(1,272)	(20,619)	-0.01%
Pnm Resources Inc	(2,123)	(61,992)	-0.04%
Portland General Electric Co	(4,062)	(150,660)	-0.09%
Westar Energy Inc	(2,325)	(90,117)	-0.06%
Xcel Energy Inc	(5,466)	(190,271)	-0.12%
Utilities Total		(1,271,042)	-0.79%
United States Total		(45,448,540)	-28.04%

Virgin Islands (British)
Financial
Altisource Residenti-Cl B-Wi	(2,030)	(42,346)	-0.03%
Total securities sold short
(proceeds - $77,287,388)		$(78,339,638)	-48.42%

THE CAMPBELL MULTI-STRATEGY TRUST

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

TOTAL RETURN SWAP CONTRACTS****

Swap Currency	Counterparty	Termination Date	Notional Amount (in foreign currency)	Fair Value ($)	% of Net Asset Value
Long
Swiss Franc	UBS	5/2/2017	4,826,922	$(82,943)	(0.05%)
Euro	UBS	5/4/2018	14,277,648	(113,832)	(0.07%)
British Pound	UBS	5/4/2018	11,396,731	(260,552)	(0.16%)
Norwegian Krone	UBS	5/2/2017	435,043	(2,535)	0.00%
Swedish Krona	UBS	5/2/2017	3,664,419	(38,738)	(0.02%)
South African Rand	UBS	5/2/2017	1,922,041	(22,490)	(0.01%)
Net long total return swaps				(521,090)	(0.31%)

Short
Swiss Franc	UBS	5/2/2017	(4,796,370)	(44,394)	(0.03%)
Euro	UBS	5/4/2018	(13,868,611)	(211,374)	(0.13%)
British Pound	UBS	5/4/2018	(10,995,202)	(116,783)	(0.07%)
Norwegian Krone	UBS	5/2/2017	(345,461)	4,391	0.00%)
Swedish Krona	UBS	5/2/2017	(3,684,268)	(37,442)	(0.02%)
South African Rand	UBS	5/2/2017	(1,953,288)	(50,824)	(0.03%)
Net short total return swaps				(456,426)	(0.28%)
Net total return swaps				$(977,516)	(0.59%)

*	Non-income producing security.

**	Pledged as collareral for the trading of futures contracts.

***	Security did not pay a dividend during the previous twelve months.

****	See the following detail underlying positions of the total return swaps.

Adr- American Depository Receipt

THE CAMPBELL MULTI-STRATEGY TRUST

SCHEDULE OF INVESTMENTS

MARCH 31, 2015 (UNAUDITED)

DETAIL UNDERLYING POSITIONS OF THE TOTAL RETURN SWAPS

Country	Common Stock	Notional Amount	Fair Value ($)
LONG SWISS FRANC
Switzerland
	Allreal Holding Ag-Reg	202,816	$(3,046)
	Aryzta Ag	204,236	(12,709)
	Baloise Holding Ag - Reg	525,915	(2,592)
	Bossard Holding Ag-Br	5,010	98
	Cie Financiere Richemon-Br A	588,139	(32,695)
	Ems-Chemie Holding Ag-Reg	148,513	(5,889)
	Galenica Ag-Reg	303,144	1,052
	Givaudan-Reg	296,648	(8,538)
	Holcim Ltd-Reg	510,321	(4,894)
	Julius Baer Group Ltd	17,308	(8)
	Kudelski Sa-Br	56,438	(43)
	Kuoni Reisen Hldg-Reg(Cat B)	30,287	270
	Nestle Sa-Reg	132,649	(478)
	Novartis Ag-Reg	555,420	(1,895)
	Oc Oerlikon Corp Ag-Reg	2,174	(47)
	Pargesa Holding Sa-Br	123,905	(3,217)
	Partners Group Holding Ag	135,681	(947)
	Psp Swiss Property Ag-Reg	213,188	1,046
	Schmolz+Bickenbach Ag-Reg	49,438	2,151
	Straumann Holding Ag-Reg	75,063	984
	Sulzer Ag-Reg	142,232	(5,566)
	Swatch Group Ag/The-Br	123,882	(134)
	Swiss Life Holding Ag-Reg	59,127	(1,747)
	Temenos Group Ag-Reg	325,388	(4,099)
Total long swiss franc swap contracts		4,826,922	$(82,943)

LONG EURO
Belgium
	Barco N.V.	92,709	$(2,143)
	Befimmo S.C.A.	146,049	(1,621)
	Cofinimmo	15,766	(169)
	D'Ieteren Sa/Nv	67,287	(663)
	Elia System Operator Sa/Nv	4,454	8
	Groupe Bruxelles Lambert Sa	213,009	1,759
	Kbc Groep Nv	108,197	89
	Solvay Sa	182,620	1,550
Belgium Total		830,091	(1,190)

Finland
	Kone Oyj-B	37,899	908
	Konecranes Oyj	80,104	(3,221)
	Neste Oil Oyj	78,588	6
	Orion Oyj-Class B	213,435	(1,421)
	Sponda Oyj	120,082	(183)
	Stora Enso Oyj-R Shs	50,733	383
	Tieto Oyj	2,492	2
	Upm-Kymmene Oyj	9,204	82
	Wartsila Oyj Abp	24,226	(754)
Finland Total		616,763	(4,198)

France
	Adp	9,792	(226)
	Air Liquide Sa	320,113	(3,607)
	Akka Technologies	7,802	(63)
	Alstom	38,060	(402)
	Atos	350,385	(2,296)
	Axa Sa	128,223	1,481
	Biomerieux	173,035	(725)
	Boiron Sa	109,449	3,776
	Bouygues Sa	16,679	6
	Bureau Veritas Sa	48,155	(733)
	Casino Guichard Perrachon	337,050	(5,955)
	Dassault Systemes Sa	101,803	1,921
	Derichebourg	117,406	(1,443)
	Edenred	29,645	(263)
	Eramet	19,866	(469)
	Eutelsat Communications	18,388	65
	Faurecia	41,411	(919)
	Fonciere Des Regions	5,714	30
	Gdf Suez	27,643	(355)
	Imerys Sa	36,710	302
	Ingenico	5,830	(5)
	Ipsen	87,011	(2,146)
	Jc Decaux Sa	576,630	(21,725)
	Lisi	14,469	182
	Lvmh Moet Hennessy Louis Vui	505,747	(468)
	M6-Metropole Television	29,730	(255)
	Nexans Sa	51,235	652
	Plastic Omnium	177,117	(4,474)
	Remy Cointreau	360,666	(3,356)
	Schneider Electric Se	139,308	922
	Sodexo	36,264	22
	Suez Environnement Co	103,458	(2,961)
	Teleperformance	71,090	1,238
	Thales Sa	22,735	261
	Unibail-Rodamco Se	298,571	(5,376)
	Vinci Sa	454,910	(7,281)
	Zodiac Aerospace	302,216	(1,651)
France Total		5,174,316	(56,296)

Germany
	Aareal Bank Ag	316,841	(3,073)
	Aurelius Ag	5,562	11
	Aurubis Ag	9,044	(30)
	Bayerische Motoren Werke Ag	285,654	(145)
	Bechtle Ag	391,006	(25,794)
	Beiersdorf Ag	11,614	(54)
	Bilfinger Se	21,831	(244)
	Biotest Ag-Vorzugsaktien	28,455	1,932
	Borussia Dortmund Gmbh & Co	2,494	(79)
	Brenntag Ag	202,405	4,220
	Daimler Ag-Registered Shares	168,067	3,246
	Deutsche Bank Ag-Registered	30,706	654
	Deutsche Euroshop Ag	10,517	22
	Deutsche Post Ag-Reg	202,960	(898)
	Deutsche Wohnen Ag-Br	98,575	1,318
	Dic Asset Ag	96,842	3,009
	Drillisch Ag	343,522	(1,799)
	Elringklinger Ag	74,461	(333)
	Fielmann Ag	237,304	1,042
	Grammer Ag	69,460	1,674
	Hamburger Hafen Und Logistik	567	-
	Hannover Rueck Se	115,357	1,850

	Jenoptik Ag	3,279	(45)
	Jungheinrich - Prfd	1,714	26
	K+S Ag-Reg	134,939	(4,935)
	Kontron Ag	23,386	(1,024)
	Kuka Ag	150,290	(1,418)
	Metro Ag	329,900	2,869
	Morphosys Ag	81,591	(10,571)
	Nordex Se	161,524	28
	Norma Group Se	316,691	3,144
	Prosieben Sat.1 Media Ag-Pfd	142,114	3,779
	Rheinmetall Ag	30,903	(102)
	Sartorius Ag-Vorzug	3,376	64
	Schaltbau Holding Ag	19,393	(254)
	Symrise Ag	192,223	4,005
	Thyssenkrupp Ag	4,283	(108)
	Tom Tailor Holding Ag	14,389	(371)
	Wacker Chemie Ag	158,298	(1,666)
	Wacker Neuson Se	1,170	54
	Wincor Nixdorf Ag	86,233	(186)
	Wirecard Ag	560,603	(15,759)
Germany Total		5,139,543	(35,941)

Netherlands
	Akzo Nobel	1,416	21
	Fugro Nv-Cva	86,596	(4,577)
	Heineken Nv	295,937	(4,338)
	Ing Groep Nv-Cva	197,557	2,364
	Royal Dutch Shell Plc-A Shs	-	(2,473)
	Sbm Offshore Nv	102,961	1,963
	Vastned Retail	3,699	122
Netherlands Total		688,166	(6,918)

Portugal
	Portucel Sa	107,306	11
	Redes Energeticas Nacionais	232,454	(3,481)
	Semapa-Sociedade De Investim	94,856	(1,565)
Portugal Total		434,616	(5,035)

Spain
	Acerinox Sa	411,898	(9,317)
	Acs Actividades Cons Y Serv	7,530	(13)
	Atresmedia Corporacion De Medi	50,965	402
	Bankinter Sa	135,921	4,180
	Endesa Sa	117,496	(10)
	Gas Natural Sdg Sa	153,891	935
	Grupo Catalana Occidente Sa	5,384	192
	Iberdrola Sa	364,852	(1,193)
	Inditex	89,102	337
	Prosegur Comp Seguridad-Regd	14,533	397
	Tecnicas Reunidas Sa	32,767	(42)
Spain Total		1,384,339	(4,132)

United States
	Software Ag	9,814	(122)
United States Total		9,814	(122)
Total long euro swap contracts		14,277,648	$(113,832)

LONG BRITISH POUND
Ireland
	Crh Plc	158,842	$(1,011)
	Petroceltic International	5,277	(309)
Ireland Total		164,119	(1,320)

Netherlands
	Phoenix Group Holdings	15,211	(114)
Netherlands Total		15,211	(114)

United Arab Emirates
	Lamprell Plc	7,271	697
United Arab Emirates Total		7,271	697

United Kingdom
	Amec Foster Wheeler Plc	136,930	(1,048)
	Anglo American Plc	33,766	(277)
	Associated British Foods Plc	11,598	(511)
	Aviva Plc	582,939	(18,297)
	Bae Systems Plc	26,608	(13)
	Barr (A.G.) Plc	4,075	(48)
	Bellway Plc	22,711	(95)
	Betfair Group Ltd	17,089	166
	Bodycote Plc	42,286	(2,300)
	British Land Co Plc	34,222	(357)
	Brown (N) Group Plc	3,758	2
	Bt Group Plc	573,773	(18,787)
	Btg Plc	29,338	(614)
	Bunzl Plc	354,254	(6,828)
	Burberry Group Plc	470,971	(11,827)
	Capita Plc	577,457	(14,704)
	Carillion Plc	155,762	(7,018)
	Chesnara Plc	20,832	(637)
	Cobham Plc	287,829	(8,419)
	Colt Group Sa	23,200	(1,024)
	Computacenter Plc	36,361	(1,003)
	Dairy Crest Group Plc	95,956	(1,450)
	Debenhams Plc	104,112	(2,864)
	Derwent London Plc	46,450	(599)
	Diploma Plc	64,071	(803)
	Ds Smith Plc	20,695	(165)
	Fidessa Group Plc	79,354	(2,260)
	Fresnillo Plc	4,150	(117)
	Gkn Plc	213,928	(1,637)
	Glaxosmithkline Plc	27,673	(269)
	Go-Ahead Group Plc	4,580	20
	Great Portland Estates Plc	369,632	(8,495)
	Greene King Plc	7,526	(216)
	Hammerson Plc	458,203	(9,780)
	Hargreaves Services Plc	79,469	(7,862)
	Hays Plc	305,085	(7,797)
	Hikma Pharmaceuticals Plc	111,778	(2,334)
	Howden Joinery Group Plc	44,174	(142)
	Imagination Tech Group Plc	73,551	(2,050)
	Imi Plc	584,235	(24,307)
	Imperial Tobacco Group Plc	29,532	(368)
	Intertek Group Plc	124,546	1,396
	Intu Properties Plc	205,678	(4,167)
	Investec Plc	56,720	(1,726)
	Itv Plc	61,762	297
	Kcom Group Plc	4,426	(5)
	Laird Plc	19,860	(142)
	Land Securities Group Plc	26,520	(124)
	Legal & General Group Plc	113,154	(1,334)
	Lookers Plc	158,697	(7,209)

	Mears Group Plc	16,858	(227)
	Ncc Group Plc	65,068	(4,802)
	Next Plc	265,796	(2,977)
	Northgate Plc	91,821	(2,115)
	Old Mutual Plc	42,972	(981)
	Pace Plc	2,888	(97)
	Pennon Group Plc	18,092	(29)
	Persimmon Plc	233,045	1,451
	Persimmon Plc-Interim B/C	5,826	201
	Premier Farnell Plc	62,147	(386)
	Quintain Estates & Dev Plc	7,947	(117)
	Rathbone Brothers Plc	64,153	(940)
	Reckitt Benckiser Group Plc	166,841	(52)
	Redrow Plc	62,152	2,585
	Regus Plc	44,167	(422)
	Restaurant Group Plc	415,391	(15,000)
	Rio Tinto Plc	26,498	(284)
	Royal Bank Of Scotland Group	293,022	(8,492)
	Rps Group Plc	69,659	(2,655)
	Sage Group Plc/The	201,221	(2,286)
	Sdl Plc	9,871	72
	Segro Plc	97,039	(1,637)
	Senior Plc	113,186	1,598
	Shire Plc	63,792	(2,543)
	Smith & Nephew Plc	6,144	21
	Spectris Plc	1,731	(32)
	Speedy Hire Plc	4,174	(249)
	Sports Direct International	572,623	(15,603)
	St James'S Place Plc	42,308	(133)
	St. Modwen Properties Plc	18,439	(685)
	Telecity Group Plc	88,145	(1,980)
	Tullow Oil Plc	118,312	(4,991)
	Tyman Plc	21,297	370
	Ubm Plc	115,322	(3,174)
	Victrex Plc	103,603	(163)
	Wetherspoon (J.D.) Plc	9,569	(106)
	Whitbread Plc	128,395	(303)
	Wolseley Plc	21,979	73
	Wood Group (John) Plc	13,797	(43)
	Workspace Group Plc	27,078	(45)
	Wpp Plc	522,361	(12,499)
	Xaar Plc	14,125	10
United Kingdom Total		11,210,130	(259,815)
Total long british pound swap contracts		11,396,731	$(260,552)

LONG NORWEGIAN KRONE
Norway
	Gjensidige Forsikring Asa	129,750	$1,043
	Norsk Hydro Asa	90,986	1,012
	Yara International Asa	214,307	(4,590)
Total long norwegian krone swap contracts		435,043	$(2,535)

LONG SWEDISH KRONA
Sweden
	Af Ab-B Shs	498	$5
	Arcam Ab	25,268	(3,456)
	Assa Abloy Ab-B	17,383	29
	Axfood Ab	31,699	(205)
	Billerudkorsnas Ab	184,979	3,427
	Boliden Ab	11,119	(44)
	Castellum Ab	229,898	(1,372)

	Elekta Ab-B Shs	244,550	(1,828)
	Hennes & Mauritz Ab-B Shs	131,008	1,293
	Hexpol Ab	121,542	2,227
	Holmen Ab-B Shares	2,676	25
	Ica Gruppen Ab	166,948	5,340
	Kungsleden Ab	653	36
	Loomis Ab-B	180,772	776
	Lundbergs Ab-B Shs	161,808	2,459
	Lundin Petroleum Ab	47,778	(153)
	Meda Ab-A Shs	109,742	1,027
	Nordea Bank Ab	285,594	(4,603)
	Peab Ab	18,992	654
	Skanska Ab-B Shs	578,636	(12,609)
	Svenska Handelsbanken-A Shs	589,662	(35,784)
	Swedbank Ab - A Shares	173,978	(2,712)
	Swedish Match Ab	5,472	-
	Swedish Orphan Biovitrum Ab	7,236	53
	Unibet Group Plc-Sdr	134,429	3,376
	Wallenstam Ab-B Shs	63,987	2,803
	Wihlborgs Fastigheter Ab	138,112	498
Total long swedish krona swap contracts		3,664,419	$(38,738)

LONG SOUTH AFRICAN RAND
Luxembourg
	Reinet Investments Sa-Dr	238,276	(751)
Luxembourg Total		238,276	(751)

South Africa
	Aeci Ltd	20,872	(369)
	Aspen Pharmacare Holdings Lt	156,390	1,595
	Aveng Ltd	13,572	(1,129)
	Coronation Fund Managers Ltd	74,955	1,268
	Exxaro Resources Ltd	21,671	(45)
	Growthpoint Properties Ltd	33,759	281
	Harmony Gold Mining Co Ltd	91,320	(4,675)
	Massmart Holdings Ltd	101,667	(854)
	Mediclinic International Ltd	276,280	846
	Mmi Holdings Ltd	7,683	191
	Murray & Roberts Holdings	83,531	(6,386)
	Nedbank Group Ltd	190,378	(2,108)
	Netcare Ltd	4,410	14
	Omnia Holdings Ltd	8,929	(246)
	Remgro Ltd	239,471	(701)
	Reunert Ltd	3,669	(94)
	Sasol Ltd	18,906	7
	Tiger Brands Ltd	233,682	(8,886)
	Tongaat Hulett Ltd	23,205	(423)
	Woolworths Holdings Ltd	79,415	(25)
South Africa Total		1,683,765	(21,739)
Total long south african rand swap contracts		1,922,041	$(22,490)
Net long total return swap contracts			$(521,090)

SHORT SWISS FRANC
Austria
	Austriamicrosystems Ag-Br	(2,577)	$35
Austria Total		(2,577)	35

Switzerland
	Actelion Ltd-Reg	(40,153)	204
	Adecco Sa-Reg	(372,527)	(986)

	Afg Arbonia-Forster Hold-Reg	(4,488)	19
	Clariant Ag-Reg	(107,289)	153
	Credit Suisse Group Ag-Reg	(406,435)	(10,415)
	Daetwyler Holding Ag-Br	(83,064)	(309)
	Dufry Ag-Reg	(345,729)	(13,537)
	Flughafen Zuerich Ag-Reg	(399,525)	(24,280)
	Gam Holding Ag	(82,391)	(2,447)
	Geberit Ag-Reg	(130,546)	1,046
	Implenia Ag-Reg	(260,496)	5,139
	Komax Holding Ag-Reg	(49,567)	(228)
	Logitech International-Reg	(232,448)	1,230
	Mobimo Holding Ag-Reg	(246,618)	(4,863)
	Rieter Holding Ag-Reg	(16,692)	655
	Roche Holding Ag-Genusschein	(103,511)	947
	Schindler Holding-Part Cert	(400,920)	(8,239)
	Sgs Sa-Reg	(391,788)	11,142
	Swiss Re Ag	(243,575)	(95)
	Swisscom Ag-Reg	(234,792)	4,324
	Tecan Group Ag-Reg	(133,093)	(387)
	U-Blox Ag	(279,360)	(2,983)
	Valora Holding Ag-Reg	(111,596)	(876)
	Zurich Financial Services Ag	(117,190)	357
Switzerland Total		(4,793,793)	(44,429)
Total short swiss franc swap contracts		(4,796,370)	$(44,394)

SHORT EURO
Belgium
	Ablynx Nv	(51,790)	$647
	Ackermans & Van Haaren	(48,496)	650
	Aedifica	(22,675)	113
	Agfa-Gevaert Nv	(1,092)	(8)
	Anheuser-Busch Inbev Nv	(411,687)	(6,709)
	Belgacom Sa	(41,370)	527
	Colruyt Sa	(1,179)	3
	Evs Broadcast Equipment S.A.	(47,504)	570
	Fagron	(47,936)	(637)
	Galapagos Nv	(77,987)	615
	Melexis Nv	(9,491)	10
	Sofina	(25,849)	(197)
	Warehouses De Pauw Sca	(16,136)	160
Belgium Total		(803,192)	(4,256)

Finland
	Citycon Oyj	(55,636)	274
	Huhtamaki Oyj	(94,119)	30
	Kemira Oyj	(207,969)	9,059
	Kesko Oyj-B Shs	(108,453)	(1,531)
	Nokian Renkaat Oyj	(58,112)	153
Finland Total		(524,289)	7,985

France
	Airbus Group Nv	(6,919)	36
	Altran Technologies Sa	(80,110)	(217)
	Bnp Paribas	(409,998)	(7,613)
	Bonduelle Sca	(21,473)	560
	Cap Gemini	(230,000)	3,618
	Christian Dior	(105,585)	409
	Compagnie De Saint-Gobain	(71,628)	537
	Eiffage	(90,194)	(544)
	Essilor International	(3,142)	43
	Gameloft Se	(164,953)	(18,419)

	Gecina Sa	(36,055)	224
	Ipsos	(58,136)	(437)
	Klepierre	(410,344)	2,706
	Lagardere S.C.A.	(403,787)	(14,284)
	Mercialys	(118,634)	1,595
	Michelin (Cgde)	(190,281)	(5,038)
	Montupet	(3,785)	(2)
	Natixis	(23,009)	191
	Neopost Sa	(75,294)	3,357
	Pernod-Ricard Sa	(168,229)	(176)
	Rallye Sa	(11,686)	286
	Sa Des Ciments Vicat-Vicat	(41,520)	(21)
	Safran Sa	(1,889)	4
	Societe Generale	(400,235)	(15,087)
	Sopra Steria Group	(75,612)	934
	Technicolor - Regr	(79,133)	1,931
	Television Francaise (T.F.1)	(314,536)	(3,870)
	Total Sa	(259,444)	2,254
	Ubisoft Entertainment	(12,860)	105
	Valeo Sa	(289,306)	3,961
	Vallourec	(57,858)	847
France Total		(4,215,635)	(42,110)

Germany
	Adidas Ag	(412,406)	(1,350)
	Aixtron Se	(16,763)	156
	Allianz Se-Reg	(102,520)	968
	Alstria Office Reit-Ag	(201,447)	(1,066)
	Basf Se	(385,791)	(29,353)
	Bauer Ag	(12,471)	(75)
	Carl Zeiss Meditec Ag - Br	(6,364)	113
	Centrotec Sustainable Ag	(823)	(19)
	Compugroup Medical Ag	(2,338)	23
	Cts Eventim Ag & Co Kgaa	(3,645)	120
	Deutz Ag	(73,850)	(409)
	Draegerwerk Ag - Pfd	(399,216)	(12,865)
	Freenet Ag	(397,440)	(2,682)
	Fresenius Se & Co Kgaa	(378,153)	(3,854)
	Hamborner Reit Ag	(79,328)	(3,392)
	Heidelbergcement Ag	(34,088)	384
	Heidelberger Druckmaschinen	(279,007)	(1,700)
	Hugo Boss Ag -Ord	(33,056)	812
	Leoni Ag	(222,464)	(1,124)
	Merck Kgaa	(398,557)	2,487
	Muenchener Rueckver Ag-Reg	(74,170)	(26)
	Patrizia Immobilien Ag	(37,295)	(344)
	Puma Se	(22,830)	7
	Salzgitter Ag	(115,832)	3,098
	Sap Se	(408,500)	(11,589)
	Stada Arzneimittel Ag	(232,358)	(5,643)
	Stratec Biomedical Ag	(21,889)	(62)
	Stroeer Media Se	(21,559)	(1,153)
	Tag Immobilien Ag	(180,180)	(1,356)
	Takkt Ag	(25,502)	138
	United Internet Ag-Reg Share	(208,846)	(274)
	Xing Ag	(273,463)	(30,724)
Germany Total		(5,062,151)	(100,754)

Luxembourg
	Eurofins Scientific	(68,033)	143
	Ses	(199,747)	3,695
Luxembourg Total		(267,780)	3,838

Netherlands
	Asm International Nv	(72,387)	(2,450)
	Be Semiconductor Industries	(30,346)	762
	Boskalis Westminster	(258,591)	5,320
	Brunel International	(14,815)	70
	Corbion Nv	(49,857)	51
	Grontmij	(1,282)	(3)
	Koninklijke Ahold Nv	(132,094)	(1,280)
	Randstad Holding Nv	(244,368)	1,518
	Royal Dutch Shell Plc-A Shs	(47,840)	(458)
	Stmicroelectronics Nv	(190,468)	3,852
	Usg People Nv	(1,458)	(10)
	Wessanen	(6,336)	(2)
Netherlands Total		(1,049,842)	7,370

Portugal
	Altri Sgps Sa	(14,901)	11
	Galp Energia Sgps Sa-B Shrs	(28,635)	800
	Jeronimo Martins	(378,797)	(31,743)
	Mota Engil Sgps Sa	(16,868)	295
	Nos Sgps	(40,703)	29
	Sonae	(16,832)	194
Portugal Total		(496,736)	(30,414)

Spain
	Almirall Sa	(100,806)	(3,119)
	Banco Bilbao Vizcaya Argenta-Rts	(2,279)	(750)
	Banco Popular Espanol	(1,781)	(41)
	Caixabank	(46,562)	(346)
	Ebro Foods Sa	(289,414)	(3,360)
	Gamesa Corp Tecnologica Sa	(143,026)	(4,045)
	Indra Sistemas Sa	(343,449)	(32,099)
	Mapfre Sa	(409,103)	(5,583)
	Zardoya Otis Sa	(91,699)	(3,710)
Spain Total		(1,428,119)	(53,053)

United Kingdom
	Zeal Network Se	(20,867)	20
United Kingdom Total		(20,867)	20
Total short euro swap contracts		(13,868,611)	$(211,374)

SHORT BRITISH POUND
Bermuda
	Signet Jewelers Ltd	(3,772)	$(2)
Bermuda Total		(3,772)	(2)

United Kingdom
	888 Holdings Plc	(4,522)	31
	Amlin Plc	(31,539)	950
	Anglo Pacific Group Plc	(10,673)	110
	Antofagasta Plc	(411,508)	(3,470)
	Aveva Group Plc	(1,184)	19
	Babcock Intl Group Plc	(146,151)	738
	Balfour Beatty Plc	(91,727)	561
	Barratt Developments Plc	(230,331)	(6,386)
	Beazley Plc	(5,343)	213
	Big Yellow Group Plc	(15,154)	399
	Brewin Dolphin Holdings Plc	(6,239)	159
	British American Tobacco Plc	(180,371)	3,144

Britvic Plc	(26,237)	1,364
Bwin.Party Digital Entertain	(66,390)	4,166
Cairn Energy Plc	(33,667)	653
Cape Plc	(34,518)	(21)
Carnival Plc	(149,118)	(7,955)
Centrica Plc	(130,980)	(3,223)
Chemring Group Plc	(330)	2
Compass Group Plc	(426,372)	9,184
Costain Group Plc	(41,025)	1,004
Daily Mail&General Tst-A Nv	(87,601)	(983)
Dart Group Plc	(9,699)	(23)
Dechra Pharmaceuticals Plc	(49,421)	341
Devro Plc	(339)	-
Domino'S Pizza Group Plc	(26,346)	234
Drax Group Plc	(7,075)	52
Electrocomponents Plc	(392,353)	(9,105)
Elementis Plc	(96,980)	172
Enterprise Inns Plc	(1,465)	2
Essentra Plc	(135,694)	1,917
Euromoney Instl Investor Plc	(4,882)	(90)
Experian Plc	(3,122)	38
Faroe Petroleum Plc	(55,477)	(2,340)
Fenner Plc	(163,613)	(3,797)
Fisher (James) & Sons Plc	(2,917)	157
G4S Plc	(4,066)	(14)
Grainger Plc	(5,597)	29
Greggs Plc	(10,470)	138
Hansteen Holdings Plc	(120,616)	(599)
Hargreaves Lansdown Plc	(222,093)	6,122
Henderson Group Plc	(409,083)	(6,140)
Hochschild Mining Plc	(15,228)	(185)
Home Retail Group	(2,905)	110
Homeserve Plc	(67,919)	(697)
Hsbc Holdings Plc	(15,148)	227
Hunting Plc	(55,624)	4,802
Inchcape Plc	(410,510)	347
Informa Plc	(74,835)	(1,420)
Inmarsat Plc	(203,445)	3,858
Intermediate Capital Group	(4,783)	22
International Personal Finan	(250,187)	(10,629)
Ite Group Plc	(61,640)	391
Jardine Lloyd Thompson Group	(3,097)	4
Jupiter Fund Management	(3,129)	57
Kaz Minerals Plc	(111,206)	(2,279)
Keller Group Plc	(1,923)	64
Kingfisher Plc	(14,683)	(635)
Lancashire Holdings Ltd	(56,658)	4,325
Lloyds Banking Group Plc	(203,506)	2,316
Marks & Spencer Group Plc	(401,433)	(19,073)
Marston'S Plc	(129,634)	(53)
Meggitt Plc	(109,663)	3,299
Melrose Industries Plc	(34,736)	1,189
Menzies (John) Plc	(7,571)	417
Michael Page International	(398,011)	(9,530)
Micro Focus International	(173,428)	(3,113)
Millennium & Copthorne Hotel	(15,732)	206
Mondi Plc	(99,118)	2,671
Morgan Advanced Materials Plc	(186,024)	524
Morgan Sindall Group Plc	(12,304)	(599)
Oxford Instruments Plc	(24,809)	(414)
Paypoint Plc	(9,641)	596

	Petrofac Ltd	(352,717)	(16,254)
	Primary Health Properties	(6,442)	7
	Pz Cussons Plc	(141,777)	9
	Randgold Resources Ltd	(36,398)	726
	Rentokil Initial Plc	(5,536)	136
	Ricardo Plc	(23,209)	(330)
	Rotork Plc	(103,268)	334
	Rsa Insurance Group Plc	(244,211)	2,706
	Sabmiller Plc	(91,941)	(83)
	Safestore Holdings Plc	(39,091)	(1,312)
	Savills Plc	(99,448)	(765)
	Schroders Plc	(174,366)	2,960
	Severn Trent Plc	(94,561)	1,299
	Sig Plc	(29,224)	123
	Soco International Plc	(18,093)	463
	Spirax-Sarco Engineering Plc	(55,227)	147
	Spirent Communications Plc	(419)	7
	Stagecoach Group Plc	(80,496)	1,908
	Standard Chartered Plc	(388,579)	(27,114)
	Standard Life Plc	(468,806)	(21,053)
	Supergroup Plc	(32,699)	(389)
	Synthomer Plc	(227,943)	(8,655)
	Tate & Lyle Plc	(3,538)	8
	Taylor Wimpey Plc	(413,417)	(3,741)
	Ted Baker Plc	(15,225)	1,381
	Telecom Plus Plc	(752)	55
	Tesco Plc	(412,431)	(1,755)
	Thomas Cook Group Plc	(80,451)	37
	Tt Electronics Plc	(12,241)	(105)
	Tullett Prebon Plc	(5,500)	56
	Unite Group Plc	(309,413)	(12,881)
	Weir Group Plc/The	(13,193)	743
United Kingdom Total		(10,991,430)	(116,781)
Total short british pound swap contracts		(10,995,202)	$(116,783)

SHORT NORWEGIAN KRONE
Bermuda
	Seadrill Ltd	(38,867)	$907
Bermuda Total		(38,867)	907

Cyprus
	Prosafe Se	(23,222)	1,481
Cyprus Total		(23,222)	1,481

Norway
	Aker Asa-A Shares	(926)	(16)
	Salmar Asa	(7,769)	455
	Schibsted Asa	(148,286)	(573)
	Statoil Asa	(946)	7
	Storebrand Asa	(81,235)	2,300
	Subsea 7 Sa	(957)	28
	Telenor Asa	(43,253)	(198)
Norway Total		(283,372)	2,003
Total short norwegian krone swap contracts		(345,461)	$4,391

SHORT SWEDISH KRONA
Luxembourg
	Millicom Intl Cellular-Sdr	(40,454)	$(736)
Luxembourg Total		(40,454)	(736)

Sweden
	Aak Ab	(44,845)	(570)
	Alfa Laval Ab	(344,534)	221
	Atlas Copco Ab-A Shs	(251,677)	3,253
	Betsson Ab	(59,986)	(79)
	Bilia Ab-A Shs	(38,336)	(1,008)
	Getinge Ab-B Shs	(8,392)	165
	Hexagon Ab-B Shs	(41,309)	(200)
	Hufvudstaden Ab-A Shs	(171,433)	(1,765)
	Industrivarden Ab-C Shs	(207,734)	(766)
	Investor Ab-B Shs	(363,395)	(8,379)
	Modern Times Group-B Shs	(51,912)	(969)
	Ncc Ab-B Shs	(420,191)	7,524
	Saab Ab-B	(135,796)	142
	Securitas Ab-B Shs	(411,043)	(2,697)
	Skf Ab-B Shares	(407,900)	(7,180)
	Tele2 Ab-B Shs	(404,698)	(18,700)
	Teliasonera Ab	(275,359)	(5,727)
	Trelleborg Ab-B Shs	(5,274)	29
Sweden Total		(3,643,814)	(36,706)
Total short swedish krona swap contracts		(3,684,268)	$(37,442)

SHORT SOUTH AFRICAN RAND
South Africa
	African Rainbow Minerals Ltd	(143,022)	$7,846
	Arcelormittal South Africa	(65,112)	14,020
	Assore Ltd	(17,931)	1,616
	Avi Ltd	(62,444)	2,128
	Clicks Group Ltd	(999)	(2)
	Gold Fields Ltd	(1,444)	(15)
	Hyprop Investments Ltd-Uts	(74,453)	(1,168)
	Liberty Holdings Ltd	(383,659)	(51,163)
	Mr Price Group Ltd	(2,330)	60
	Naspers Ltd-N Shs	(20,298)	(192)
	Northam Platinum Ltd	(38,132)	3,271
	Pick N Pay Stores Ltd	(26,491)	219
	Ppc Ltd	(32,373)	1,235
	Rmb Holdings Ltd	(193,817)	(2,206)
	Shoprite Holdings Ltd	(71,599)	(2,670)
	Standard Bank Group Ltd	(351,475)	(11,212)
	Steinhoff Intl Holdings Ltd	(294,244)	(9,935)
	The Foschini Group Ltd	(43,608)	(1,258)
	Truworths International Ltd	(95,153)	(1,211)
	Wilson Bayly Holmes-Ovcon	(34,704)	(187)
Total short south african rand swap contracts		(1,953,288)	$(50,824)
Net short total return swap contracts			$(456,426)
Net unrealized loss on total return swap contracts			$(977,516)

NOTES TO THE SCHEDULE OF INVESTMENTS

Note 1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. General Description of the Trust

The Campbell Multi-Strategy Trust (the “Trust”) engages in the speculative trading of securities, futures contracts, forward currency contracts, and total return swaps. The Trust is registered under the Investment Company Act of 1940 (“1940 Act”) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and Over The Counter (OTC) derivative counterparties through which the Trust trades.

B. Method of Reporting

The Trust's schedule of investments are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

The Trust meets the definition of an investment company according to the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, Financial Services – Investment Companies (topic 946): Amendments to the Scope, Measurement and Disclosure Requirements.

For purposes of both financial reporting and calculations of redemption unit value, Net Asset Value per share is calculated by dividing net assets by the number of outstanding shares.

C. Foreign Currency Transactions

The Trust’s functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the Statement of Assets and Liabilities. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

Note 2. PORTFOLIO VALUATION

A. Futures and Forward Currency Contracts

Transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract trade price and fair value) are reported in the Statement of Assets and Liabilities as a net gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 210-20, Balance Sheet – Offsetting. The fair value of futures contracts, as reported by the various futures exchanges, reflects the settlement price for each contract as of the close of the last business day of the reporting period. The fair value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

B. Total Return Swap Contracts

Transactions are accounted for on the trade date. Gains and losses are realized when underlying positions are liquidated as well as on monthly swap reset dates. Net unrealized gains or losses on open contracts are reported in the Statement of Assets and Liabilities as a net gain or loss, as there exists a right of offset of unrealized gains and losses in accordance with ASC 210-20. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. The total return swaps are typically reset monthly, but resets may occur more frequently. The Trust receives interest based on the notional amount of short contracts and pays interest based on the notional amount of long contracts in accordance with each swap agreement. Net payments of interest and other fees are recorded as realized gains or losses.

The Trust trades exchange traded securities in Europe and South Africa using total return swap contracts. The trading in these securities is completed each day prior to the close of business in the United States (U.S.) markets. These underlying securities are valued based on the last reported sales price of the European and South African exchanges. Events may occur subsequent to the valuation of the underlying European and South African securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by Campbell & Company Investment Adviser (the “Investment Adviser”), those securities may be valued at fair value as determined in good faith by the Investment Adviser.

C. Investment Securities

Securities transactions are accounted for on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. The Trust sells securities not owned at the time of sale (a short sale). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short sale. Realized gains and losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the Statement of Operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan fees are recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the U.S. markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Investment Adviser, those securities may be valued at fair value as determined in good faith by the Investment Adviser.

D. Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and total return swaps that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Government Securities. See Note 2.A. and 2.B. for a discussion of the observable inputs used in calculating fair value.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the three-month period ended March 31, 2015, the Trust did not have any Level 3 assets or liabilities.

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of March 31, 2015.

	Fair Value at March 31, 2015
Description*	Level 1	Level 2	Level 3	Total

Assets

Common Stocks	$80,058,871	$-	$-	$80,058,871
U.S. Government Securities	-	8,499,932	-	8,499,932
Exchange traded futures contracts
Agriculture	369,896	-	-	369,896
Energy	383,277	-	-	383,277
Metals	1,511,360	-	-	1,511,360
Stock indices	291,962	-	-	291,962
Short-term interest rates	73,567	-	-	73,567
Long-term interest rates	638,865	-	-	638,865
Total return swap contracts	-	393,544	-	393,544
Forward currency contracts	-	8,909,158	-	8,909,158
Total Assets	$83,327,798	$17,802,634	$-	$101,130,432

Liabilities

Common Stocks	$(78,339,638)	$-	$-	$(78,339,638)
Exchange traded futures contracts
Agriculture	(101,927)	-	-	(101,927)
Metals	(1,795,532)	-	-	(1,795,532)
Stock indices	(646,856)	-	-	(646,856)
Short-term interest rates	(800,121)	-	-	(800,121)
Long-term interest rates	(249,568)	-	-	(249,568)
Total return swap contracts	-	(1,371,060)	-	(1,371,060)
Forward currency contracts	-	(5,579,554)	-	(5,579,554)
Total Liabilities	$(81,933,642)	$(6,950,614)	$-	$(88,884,256)

* See complete Schedule of Investments for additional detail categorization.

Note 3. INVESTMENTS

The U.S. federal income tax basis of the Trusts investment at March 31, 2015 was as follows:

Investment securities	$88,558,803
Securities sold short	(78,339,638)
Open forward currency contracts	3,209,190
Open futures contracts	(217,106)
Open swaps contracts	(977,516)

The U.S. federal income tax basis of the Trust’s investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $12,444 (gross unrealized appreciation was $2,049,482 and gross unrealized depreciation was $2,037,038).

Item 2. Controls and Procedures

a)	The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b)	There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ G. William Andrews
G. William Andrews, Chief Executive Officer

Date	June 1, 2015

By	/s/ Gregory T. Donovan
Gregory T. Donovan, Chief Financial Officer

Date	June 1, 2015